UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05883
BNY Mellon Index Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
ITEM 1 - Reports to Stockholders

BNY Mellon International Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Investor Shares – DIISX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$31	0.60%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$327	693	1.35%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan
22.7%
United Kingdom
13.7%
Switzerland
9.7%
France
8.9%
Germany
8.9%
Australia
6.5%
Netherlands
6.0%
Spain
3.6%
Sweden
3.5%
Italy
3.1%
Hong Kong
2.1%
Denmark
1.6%
Singapore
1.6%
Finland
1.3%
Israel
1.1%
United States
1.1%
Net Other Assets and Liabilities
4.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0079SA0426

BNY Mellon International Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DINIX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$18	0.35%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$327	693	1.35%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4037SA0426

BNY Mellon S&P 500 Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – PEOPX
This semi-annual shareholder report contains important information about BNY Mellon S&P 500 Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon S&P 500 Index Fund*	$26	0.50%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,696	506	3.51%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
34.7%
Financials
11.9%
Communication Services
11.0%
Consumer Discretionary
9.9%
Industrials
8.8%
Health Care
8.4%
Consumer Staples
4.9%
Energy
3.5%
Utilities
2.3%
Materials
1.9%
Real Estate
1.9%
Net Other Assets and Liabilities
0.8%

How has the Fund changed?
  Effective November 14, 2025, the Fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The Fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0078SA0426

BNY Mellon Smallcap Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Investor Shares – DISSX
This semi-annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$27	0.50%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$845	609	28.66%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
17.8%
Industrials
17.6%
Information Technology
13.8%
Consumer Discretionary
13.1%
Health Care
11.0%
Real Estate
6.3%
Energy
5.9%
Materials
4.7%
Communication Services
3.9%
Consumer Staples
2.8%
Utilities
2.2%
Investment Companies
1.1%
Net Other Assets and Liabilities
-0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0077SA0426

BNY Mellon Smallcap Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DISIX
This semi-annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$13	0.25%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$845	609	28.66%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4036SA0426

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon International Stock Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
Investor	DIISX
I	DINIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Index Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6%
Australia — 6.5%
ANZ Group Holdings Ltd.	44,760	1,191,320
APA Group	19,079	142,037
Aristocrat Leisure Ltd.	8,167	281,420
ASX Ltd.	2,823	123,930
BHP Group Ltd.	75,420	2,985,552
Brambles Ltd.	19,982	325,779
CAR Group Ltd.(a)	5,685	105,563
Cochlear Ltd.	990	67,789
Coles Group Ltd.	19,906	317,381
Commonwealth Bank of Australia	24,850	3,116,671
Computershare Ltd.	7,679	167,824
CSL Ltd.	7,204	650,293
Evolution Mining Ltd.	30,026	260,974
Fortescue Ltd.	24,814	355,897
Goodman Group	30,222	653,803
Insurance Australia Group Ltd.	35,673	191,686
Lynas Rare Earths Ltd.(b)	13,785	197,003
Macquarie Group Ltd.	5,377	922,211
Medibank Private Ltd.	42,229	142,842
National Australia Bank Ltd.	45,552	1,313,059
Northern Star Resources Ltd.	20,361	311,170
Origin Energy Ltd.	25,450	223,145
Pro Medicus Ltd.(a)	907	89,335
Qantas Airways Ltd.	11,594	70,657
QBE Insurance Group Ltd.	22,107	356,631
REA Group Ltd.(a)	806	100,044
Rio Tinto Ltd.	5,488	663,158
Santos Ltd.	48,092	276,679
Scentre Group	76,678	206,470
SGH Ltd.	2,870	80,996
Sigma Healthcare Ltd.	77,297	156,127
Sonic Healthcare Ltd.	6,765	97,084
South32 Ltd.	66,839	198,348
Stockland	36,194	105,867
Suncorp Group Ltd.(a)	15,881	196,003
Telstra Group Ltd.	59,174	227,014
The Lottery Corp., Ltd.	34,461	137,588
Transurban Group	45,945	466,536
Vicinity Ltd.(a)	58,366	105,662
Washington H Soul Pattinson & Co. Ltd.	5,142	156,229
Wesfarmers Ltd.	16,859	891,050
Westpac Banking Corp.	50,790	1,411,542
WiseTech Global Ltd.	3,158	98,459
Woodside Energy Group Ltd.	28,231	675,783
Woolworths Group Ltd.	18,102	448,348
		21,262,959
Austria — .3%
BAWAG Group AG(c)	973	167,778

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Austria — .3% (continued)
Erste Group Bank AG	4,572	510,820
OMV AG	2,227	157,271
Raiffeisen Bank International AG	2,032	111,853
Verbund AG	1,026	77,405
		1,025,127
Belgium — .9%
Ageas SA	2,210	172,984
Anheuser-Busch InBev SA	14,678	1,109,509
D’ieteren Group	320	66,116
Elia Group SA(b)	675	112,266
Financiere de Tubize SA	298	68,587
Groupe Bruxelles Lambert NV	1,200	112,539
KBC Group NV	3,416	455,871
Lotus Bakeries NV	6	72,662
Sofina SA	257	66,179
Syensqo SA	1,164	76,963
UCB SA	1,867	503,904
		2,817,580
Chile — .1%
Antofagasta PLC	5,871	288,710
China — .0%
Yangzijiang Shipbuilding Holdings Ltd.	40,100	136,773
Czechia — .0%
CSG NV(b)	2,853	61,855
Denmark — 1.6%
AP Moller - Maersk A/S, Cl. A	43	100,817
AP Moller - Maersk A/S, Cl. B	60	142,109
Carlsberg A/S, Cl. B	1,368	185,160
Coloplast A/S, Cl. B	1,857	115,093
Danske Bank A/S	9,920	509,636
Demant A/S(b)	1,325	41,967
DSV A/S	3,035	742,454
Genmab A/S(b)	893	236,353
Novo Nordisk A/S, Cl. B	47,825	2,013,803
Novonesis Novozymes B, Cl. B	5,275	323,689
Orsted A/S(b),(c)	7,752	207,752
Pandora A/S	1,195	90,995
Rockwool A/S, Cl. B	1,610	46,750
Tryg A/S	4,885	117,225
Vestas Wind Systems A/S	15,150	465,984
		5,339,787
Finland — 1.3%
Elisa OYJ	2,158	104,710
Fortum OYJ	6,594	166,212
Kesko OYJ, Cl. B	4,083	100,468
Kone OYJ, Cl. B	5,114	325,430
Metso OYJ	9,831	171,408
Neste OYJ	6,233	214,945
Nokia OYJ	78,588	987,125
Nordea Bank Abp	45,892	861,762
Orion OYJ, Cl. B	1,643	132,721

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Finland — 1.3% (continued)
Sampo OYJ, Cl. A	35,291	366,639
Stora Enso OYJ, Cl. R	8,557	95,793
UPM-Kymmene OYJ	7,911	237,766
Wartsila OYJ Abp	7,543	316,753
		4,081,732
France — 8.9%
Accor SA	2,739	136,172
Aeroports de Paris SA	528	64,143
Air Liquide SA	8,604	1,852,092
Alstom SA(b)	5,255	106,461
Amundi SA(c)	939	90,927
AXA SA	24,833	1,196,216
Ayvens SA(c)	4,668	63,136
BioMerieux	641	54,047
BNP Paribas SA	14,925	1,570,781
Bollore SE	10,987	69,364
Bouygues SA	2,803	166,378
Bureau Veritas SA	5,053	154,973
Capgemini SE	2,311	279,710
Carrefour SA	8,567	170,554
Cie de Saint-Gobain SA	6,587	601,703
Cie Generale des Etablissements Michelin SCA	9,557	346,881
Covivio SA	786	52,009
Credit Agricole SA	15,836	307,419
Danone SA	9,613	753,831
Dassault Aviation SA	292	102,026
Dassault Systemes SE	10,114	228,231
Eiffage SA	1,008	162,646
Engie SA	27,122	895,607
EssilorLuxottica SA	4,472	953,629
Gecina SA	701	59,259
Getlink SE(a)	4,710	105,529
Hermes International SCA	470	900,409
Ipsen SA	539	106,041
Kering SA	1,109	301,984
Klepierre SA	3,304	133,843
Legrand SA	3,936	704,863
L’Oreal SA	3,567	1,530,104
LVMH Moet Hennessy Louis Vuitton SE	3,695	1,960,743
Orange SA	27,651	577,750
Pernod Ricard SA	2,949	217,802
Publicis Groupe SA	3,433	321,229
Renault SA	2,735	96,370
Rexel SA	3,369	142,050
Safran SA	5,280	1,683,495
Sanofi SA	16,298	1,522,558
Sartorius Stedim Biotech	434	80,385
Schneider Electric SE	8,142	2,571,357
Societe Generale SA	10,249	820,687
Sodexo SA	1,228	62,483
Thales SA	1,378	377,906

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
France — 8.9% (continued)
TotalEnergies SE	29,490	2,745,937
Unibail-Rodamco-Westfield	1,760	214,534
Veolia Environnement SA	9,472	400,668
Vinci SA	7,344	1,111,284
		29,128,206
Germany — 8.6%
adidas AG	2,553	442,416
Allianz SE	5,649	2,582,666
BASF SE	13,254	851,674
Bayer AG	14,581	651,069
Bayerische Motoren Werke AG	4,186	383,415
Beiersdorf AG	1,381	114,342
Brenntag SE	1,846	134,381
Commerzbank AG	10,938	452,888
Continental AG	1,616	121,905
CTS Eventim AG & Co. KGaA	891	58,754
Daimler Truck Holding AG	6,912	348,776
Delivery Hero SE(b),(c)	2,659	64,297
Deutsche Bank AG	26,953	839,902
Deutsche Boerse AG	2,796	858,729
Deutsche Lufthansa AG	9,404	80,760
Deutsche Post AG	13,662	806,947
Deutsche Telekom AG	54,630	1,768,364
E.ON SE	33,339	738,484
Evonik Industries AG	3,582	74,333
Fresenius Medical Care AG	3,305	149,853
Fresenius SE & Co. KGaA	6,305	305,627
GEA Group AG	2,181	149,525
Hannover Rueck SE	887	268,094
Heidelberg Materials AG	1,985	439,665
Henkel AG & Co. KGaA	1,515	104,393
Hensoldt AG	953	86,262
HOCHTIEF AG	227	122,016
Infineon Technologies AG	19,392	1,303,234
Knorr-Bremse AG	1,070	124,415
LEG Immobilien SE	1,149	80,342
Mercedes-Benz Group AG	10,714	624,452
Merck KGaA	1,915	247,605
MTU Aero Engines AG	795	273,469
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,940	1,162,639
Nemetschek SE	839	60,858
Rational AG	76	55,849
Rheinmetall AG	683	1,087,794
RWE AG	9,389	682,706
SAP SE	15,506	2,654,865
Scout24 SE(c)	1,154	96,265
Siemens AG	11,286	3,352,105
Siemens Energy AG	11,508	2,440,962
Siemens Healthineers AG(c)	4,957	203,137
Symrise AG	2,021	178,647
Talanx AG	997	129,917

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Germany — 8.6% (continued)
Vonovia SE	11,423	307,513
Zalando SE(b),(c)	3,481	85,845
		28,152,156
Hong Kong — 2.1%
AIA Group Ltd.	156,000	1,718,162
BOC Hong Kong Holdings Ltd.	54,000	310,240
CK Asset Holdings Ltd.	27,475	172,547
CK Hutchison Holdings Ltd.	40,475	339,711
CK Infrastructure Holdings Ltd.	9,500	79,555
CLP Holdings Ltd.	24,788	237,852
Futu Holdings Ltd., ADR	873	134,887
Galaxy Entertainment Group Ltd.	30,277	129,054
Henderson Land Development Co. Ltd.(a)	22,138	87,520
HKT Trust & HKT Ltd.	55,660	90,331
Hong Kong & China Gas Co. Ltd.	166,267	153,630
Hong Kong Exchanges & Clearing Ltd.	17,842	947,723
Hongkong Land Holdings Ltd.	16,300	129,275
Jardine Matheson Holdings Ltd.	2,446	166,370
Link REIT	39,339	197,761
MTR Corp. Ltd.(a)	24,256	103,889
Power Assets Holdings Ltd.	20,000	165,483
Prudential PLC	37,677	564,483
Sino Land Co. Ltd.	55,631	89,358
SITC International Holdings Co. Ltd.	21,000	88,243
Sun Hung Kai Properties Ltd.	21,199	371,817
Swire Pacific Ltd., Cl. A	5,500	59,940
Techtronic Industries Co. Ltd.	21,365	311,146
The Wharf Holdings Ltd.	15,000	49,634
WH Group Ltd.(c)	122,885	150,625
Wharf Real Estate Investment Co. Ltd.	25,311	79,353
		6,928,589
Ireland — .7%
AerCap Holdings NV	2,520	358,369
AIB Group PLC	31,730	361,278
Bank of Ireland Group PLC	14,087	279,368
Experian PLC	13,625	497,468
Kerry Group PLC, Cl. A	2,360	200,525
Kingspan Group PLC	2,243	207,700
Ryanair Holdings PLC	12,584	336,100
		2,240,808
Israel — 1.1%
Azrieli Group Ltd.	604	97,323
Bank Hapoalim BM	18,736	503,086
Bank Leumi Le-Israel BM	21,844	553,657
Check Point Software Technologies Ltd.(b)	1,305	146,773
Elbit Systems Ltd.	409	340,397
ICL Group Ltd.	10,991	59,101
Israel Discount Bank Ltd., Cl. A	18,075	202,003
Mizrahi Tefahot Bank Ltd.	2,295	181,356
Monday.com Ltd.(b)	674	44,397
Nice Ltd.(b)	916	93,098

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Israel — 1.1% (continued)
Nova Ltd.(b)	434	215,887
Phoenix Financial Ltd.	3,424	206,439
Teva Pharmaceutical Industries Ltd., ADR(b)	16,946	594,296
Tower Semiconductor Ltd.(b)	1,657	348,803
		3,586,616
Italy — 3.1%
Banca Mediolanum SpA	3,327	72,909
Banca Monte dei Paschi di Siena SpA	28,944	310,648
Banco BPM SpA	17,127	249,563
BPER Banca SPA	22,193	327,425
Buzzi SpA	1,218	66,669
Davide Campari-Milano NV	9,002	66,662
Enel SpA	122,385	1,427,905
Eni SpA	30,373	858,357
Ferrari NV	1,867	643,917
FinecoBank Banca Fineco SpA	9,189	227,843
Generali(a)	12,658	566,796
Intesa Sanpaolo SpA	206,866	1,405,683
Italgas SpA	7,934	95,917
Leonardo SpA	5,951	370,579
Moncler SpA	3,464	208,787
Poste Italiane SpA(c)	6,807	180,730
Prysmian SpA	4,237	642,079
Recordati Industria Chimica e Farmaceutica SpA	1,701	99,152
Snam SpA	29,849	235,712
Telecom Italia SpA(b)	173,001	136,404
Telecom Italia SpA(b)	66,553	61,401
Terna - Rete Elettrica Nazionale	21,066	253,567
UniCredit SpA	20,818	1,608,821
Unipol Assicurazioni SpA	5,403	141,131
		10,258,657
Japan — 22.7%
Advantest Corp.	11,400	2,135,415
Aeon Co. Ltd.	33,200	319,528
AGC, Inc.	2,860	102,673
Aisin Corp.	7,500	120,054
Ajinomoto Co., Inc.	13,400	435,274
ANA Holdings, Inc.	2,300	38,220
Asahi Group Holdings Ltd.	22,200	219,913
Asahi Kasei Corp.	19,500	191,455
Asics Corp.	10,300	293,439
Astellas Pharma, Inc.	27,195	390,039
Bandai Namco Holdings, Inc.	8,850	205,502
Bridgestone Corp.	16,900	354,060
Canon, Inc.	13,017	335,082
Capcom Co. Ltd.	5,200	109,616
Central Japan Railway Co.	11,400	273,732
Chubu Electric Power Co., Inc.	10,500	181,440
Chugai Pharmaceutical Co. Ltd.	10,084	529,909
Dai Nippon Printing Co. Ltd.	5,700	108,719
Daifuku Co. Ltd.	4,700	205,333

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Japan — 22.7% (continued)
Daiichi Life Group, Inc.	52,200	482,723
Daiichi Sankyo Co. Ltd.	27,049	448,781
Daikin Industries Ltd.	3,900	555,697
Daito Trust Construction Co. Ltd.	4,500	101,181
Daiwa House Industry Co. Ltd.	8,300	254,454
Daiwa Securities Group, Inc.	20,000	188,671
Denso Corp.	26,100	313,675
Disco Corp.	1,400	674,079
East Japan Railway Co.	14,200	307,747
Ebara Corp.	6,800	238,425
Eisai Co. Ltd.	3,800	114,161
ENEOS Holdings, Inc.	40,226	340,545
FANUC Corp.	13,945	618,638
Fast Retailing Co. Ltd.	2,774	1,301,212
Fuji Electric Co. Ltd.	2,000	169,097
FUJIFILM Holdings Corp.	16,600	307,550
Fujikura Ltd.	22,200	875,890
Fujitsu Ltd.	26,400	536,071
Hankyu Hanshin Holdings, Inc.	3,600	104,040
Hikari Tsushin, Inc.	200	48,780
Hitachi Ltd.	68,000	2,138,372
Honda Motor Co. Ltd.	55,177	445,965
Hoya Corp.	5,000	936,063
Hulic Co. Ltd.	7,200	81,466
Ibiden Co. Ltd.	3,600	313,945
Idemitsu Kosan Co. Ltd.	11,675	101,088
IHI Corp.	15,500	284,780
Inpex Corp.	13,000	339,050
Isuzu Motors Ltd.	8,100	111,789
ITOCHU Corp.	88,300	1,100,937
Japan Airlines Co. Ltd.	2,000	31,408
Japan Exchange Group, Inc.	15,000	179,576
Japan Post Bank Co. Ltd.	26,200	454,139
Japan Post Holdings Co. Ltd.	26,900	314,517
Japan Post Insurance Co. Ltd.	8,400	82,384
Japan Tobacco, Inc.	18,000	675,910
JFE Holdings, Inc.	8,760	96,412
JX Advanced Metals Corp.	8,300	257,491
Kajima Corp.	6,200	244,058
Kao Corp.	6,800	253,211
Kawasaki Heavy Industries Ltd.	11,500	238,543
Kawasaki Kisen Kaisha Ltd.	5,100	83,736
KDDI Corp.	44,126	726,688
Keyence Corp.	2,840	1,300,828
Kikkoman Corp.	10,100	92,214
Kioxia Holdings Corp.(b)	2,800	696,537
Kirin Holdings Company Ltd.	11,600	183,105
Komatsu Ltd.	14,200	600,216
Konami Group Corp.	1,500	182,091
Kubota Corp.	14,600	239,945
Kyocera Corp.	19,000	331,590

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Japan — 22.7% (continued)
Kyowa Kirin Co. Ltd.	3,505	53,134
Lasertec Corp.	1,200	332,858
LY Corp.	41,800	110,555
M3, Inc.(a)	6,400	61,669
Makita Corp.	3,300	123,923
Marubeni Corp.	20,900	817,965
MatsukiyoCocokara & Co.	4,900	71,608
Minebea Mitsumi, Inc.	5,100	102,551
Mitsubishi Chemical Group Corp.	17,780	103,877
Mitsubishi Corp.	47,894	1,547,178
Mitsubishi Electric Corp.	28,200	1,132,449
Mitsubishi Estate Co. Ltd.	15,700	447,621
Mitsubishi HC Capital, Inc.	13,000	118,475
Mitsubishi Heavy Industries Ltd.	47,600	1,412,217
Mitsubishi UFJ Financial Group, Inc.	167,390	3,034,190
Mitsui & Co. Ltd.	36,700	1,392,659
Mitsui Fudosan Co. Ltd.	39,558	432,703
Mitsui O.S.K. Lines Ltd.(a)	5,200	195,852
Mizuho Financial Group, Inc.	36,950	1,601,819
MonotaRO Co. Ltd.	3,700	44,478
MS&AD Insurance Group Holdings, Inc.	19,271	499,564
Murata Manufacturing Co. Ltd.	25,100	835,509
NEC Corp.	19,500	520,734
Nexon Co. Ltd.	5,500	93,330
NIDEC Corp.(b)	12,800	196,848
Nintendo Co. Ltd.	16,350	795,371
Nippon Building Fund, Inc.	113	94,987
Nippon Paint Holdings Co. Ltd.	14,300	90,461
Nippon Sanso Holdings Corp.	2,600	92,549
Nippon Steel Corp.	72,505	265,875
Nippon Yusen KK	6,040	219,421
Nissan Motor Co. Ltd.(a),(b)	32,600	74,600
Nitori Holdings Co. Ltd.	5,900	85,141
Nitto Denko Corp.	10,000	193,009
Nomura Holdings, Inc.	44,600	357,723
Nomura Research Institute Ltd.	5,849	157,570
NTT, Inc.	440,600	429,378
Obayashi Corp.	9,500	223,728
OBIC Co. Ltd.	5,000	131,985
Olympus Corp.	17,100	168,866
Oracle Corp.	500	27,844
Oriental Land Co. Ltd.(a)	15,900	222,278
ORIX Corp.	17,300	577,934
Osaka Gas Co. Ltd.	5,400	196,358
Otsuka Corp.	3,500	65,466
Otsuka Holdings Co. Ltd.	6,400	468,851
Pan Pacific International Holdings Corp.	27,800	158,226
Panasonic Holdings Corp.	34,895	720,310
Rakuten Group, Inc.(b)	23,100	112,629
Recruit Holdings Co. Ltd.	20,900	975,649
Renesas Electronics Corp.	26,500	550,117

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Japan — 22.7% (continued)
Resona Holdings, Inc.	30,800	384,533
Ryohin Keikaku Co. Ltd.	7,400	171,671
Sanrio Co. Ltd.(a)	13,500	78,830
SBI Holdings, Inc.	8,560	174,096
SCREEN Holdings Co. Ltd.	2,400	158,547
SECOM Co. Ltd.	5,800	213,283
Seibu Holdings, Inc.	3,100	73,721
Sekisui Chemical Co. Ltd.	5,700	86,537
Sekisui House Ltd.	9,000	196,031
Seven & i Holdings Co. Ltd.	30,880	368,850
Shimadzu Corp.	3,700	86,263
Shimano, Inc.	1,100	115,305
Shimizu Corp.	7,500	146,802
Shin-Etsu Chemical Co. Ltd.	25,100	1,169,619
Shionogi & Co. Ltd.	11,500	234,585
Shiseido Co. Ltd.	5,800	118,207
SMC Corp.	800	392,456
SoftBank Corp.	432,700	613,468
SoftBank Group Corp.	55,160	1,868,478
Sompo Holdings, Inc.	13,310	494,841
Sony Financial Group, Inc.	93,300	83,677
Sony Group Corp.	91,300	1,825,446
Subaru Corp.	8,800	130,949
Sumitomo Corp.	16,100	605,152
Sumitomo Electric Industries Ltd.	10,600	699,042
Sumitomo Metal Mining Co. Ltd.	3,600	219,695
Sumitomo Mitsui Financial Group, Inc.	54,400	1,915,660
Sumitomo Mitsui Trust Group, Inc.	9,328	310,766
Sumitomo Realty & Development Co. Ltd.	9,200	286,789
Suntory Beverage & Food Ltd.	2,000	57,567
Suzuki Motor Corp.	23,200	258,939
Sysmex Corp.	7,200	63,380
T&D Holdings, Inc.	6,700	163,124
Taisei Corp.	2,200	240,243
Takeda Pharmaceutical Co. Ltd.	23,623	785,733
TDK Corp.	28,900	539,180
Terumo Corp.	19,800	253,614
The Chiba Bank Ltd.	8,500	119,053
The Kansai Electric Power Company, Inc.	13,899	223,259
TIS, Inc.	3,000	65,958
Toho Co. Ltd.	8,000	74,444
Tokio Marine Holdings, Inc.	27,300	1,237,669
Tokyo Electron Ltd.	6,600	1,957,840
Tokyo Gas Co. Ltd.	4,700	200,746
Tokyu Corp.	7,710	82,112
TOPPAN Holdings, Inc.	3,500	104,809
Toray Industries, Inc.	20,200	144,790
Toyota Industries Corp.(b)	500	65,235
Toyota Motor Corp.	140,775	2,693,997
Toyota Tsusho Corp.	10,200	401,658
Tsuruha Holdings, Inc.	3,400	44,589

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Japan — 22.7% (continued)
Unicharm Corp.	16,600	96,947
West Japan Railway Co.	5,900	106,915
Yamaha Motor Co. Ltd.	13,800	97,357
Yokogawa Electric Corp.	3,300	116,220
Yokohama Financial Group, Inc.	15,900	151,995
Zensho Holdings Co. Ltd.	1,500	82,607
ZOZO, Inc.	6,700	45,180
		74,087,425
Luxembourg — .2%
ArcelorMittal SA	6,382	364,078
CVC Capital Partners PLC(a),(c)	3,409	51,927
Eurofins Scientific SE	1,789	124,232
Tenaris SA	5,742	183,520
		723,757
Macau — .0%
Sands China Ltd.	34,613	72,700
Mexico — .1%
Fresnillo PLC	3,325	148,591
Netherlands — 6.0%
ABN AMRO Bank NV, CVA	8,715	305,379
Adyen NV(b),(c)	373	422,090
Aegon Ltd.	18,357	151,563
Airbus SE	8,824	1,829,483
Akzo Nobel NV	2,563	150,626
Argenx SE(b)	919	719,021
ASM International NV	692	677,772
ASML Holding NV	5,764	8,320,922
ASR Nederland NV	2,347	178,000
BE Semiconductor Industries NV	1,084	316,869
Euronext NV(c)	1,133	190,222
EXOR NV	1,387	108,977
Ferrovial SE	7,729	531,221
Heineken Holding NV	1,904	135,524
Heineken NV	4,268	330,454
ING Groep NV	43,366	1,257,829
Koninklijke Ahold Delhaize NV	13,220	621,257
Koninklijke KPN NV	57,351	307,202
Koninklijke Philips NV	11,573	305,295
Nebius Group NV(a),(b)	3,193	441,368
NN Group NV	3,957	346,613
Prosus NV	19,430	939,237
QIAGEN NV	3,067	104,474
Randstad NV(a)	1,503	44,707
Stellantis NV(b)	30,471	222,698
The Magnum Ice Cream Company NV(b)	7,272	106,261
Universal Music Group NV	16,233	339,901
Wolters Kluwer NV	3,442	269,294
		19,674,259
New Zealand — .2%
Auckland International Airport Ltd.	25,748	125,656
Contact Energy Ltd.	12,450	70,080

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
New Zealand — .2% (continued)
Fisher & Paykel Healthcare Corp. Ltd.	8,534	185,018
Infratil Ltd.	14,779	109,354
Meridian Energy Ltd.	19,902	67,046
Xero Ltd.(b)	2,572	150,232
		707,386
Norway — .7%
Aker BP ASA	4,674	183,478
DNB Bank ASA	13,246	401,006
Equinor ASA	11,390	466,396
Gjensidige Forsikring ASA(a)	3,042	85,338
Kongsberg Gruppen ASA	6,504	218,062
Mowi ASA	7,004	155,575
Norsk Hydro ASA	20,347	229,577
Orkla ASA	10,138	125,036
Salmar ASA(a)	949	57,258
Telenor ASA	9,158	150,740
Yara International ASA	2,409	140,163
		2,212,629
Poland — .0%
InPost SA(b)	3,686	65,897
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	113,761	121,451
EDP SA	47,104	256,763
Galp Energia SGPS SA	6,231	146,060
Jeronimo Martins SGPS SA	4,151	99,784
		624,058
Singapore — 1.6%
CapitaLand Ascendas REIT	59,960	117,720
CapitaLand Integrated Commercial Trust	92,942	172,696
CapitaLand Investment Ltd.	36,900	80,989
DBS Group Holdings Ltd.	31,572	1,456,463
Grab Holdings Ltd., Cl. A(b)	34,384	131,347
Keppel Ltd.	21,600	185,122
Keppel REIT	2,400	1,692
Oversea-Chinese Banking Corp. Ltd.	50,324	869,583
Sea Ltd., ADR(b)	5,923	502,744
Sembcorp Industries Ltd.	13,400	70,122
Singapore Airlines Ltd.	22,733	112,591
Singapore Exchange Ltd.	12,600	216,184
Singapore Technologies Engineering Ltd.	23,000	195,070
Singapore Telecommunications Ltd.	110,551	399,860
United Overseas Bank Ltd.	18,763	535,693
Wilmar International Ltd.	26,800	76,216
		5,124,092
Spain — 3.6%
Acciona SA	350	101,896
ACS Actividades de Construccion y Servicios SA	2,670	385,218
Aena SME SA(c)	11,286	308,264
Amadeus IT Group SA	6,726	386,813
Banco Bilbao Vizcaya Argentaria SA	84,776	1,874,931
Banco de Sabadell SA	74,613	289,579

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Spain — 3.6% (continued)
Banco Santander SA	218,132	2,667,908
Bankinter SA	9,818	163,606
CaixaBank SA	57,357	731,572
Cellnex Telecom SA(c)	7,188	241,810
EDP Renovaveis SA	4,844	80,649
Endesa SA	4,733	212,387
Grifols SA(a)	4,067	42,887
Iberdrola SA	95,544	2,239,417
Indra Sistemas SA(a)	1,168	67,254
Industria de Diseno Textil SA	16,198	970,566
Mapfre SA	13,424	65,757
Naturgy Energy Group SA	3,514	110,337
Redeia Corp. SA	6,052	105,900
Repsol SA	16,635	445,112
Telefonica SA	54,730	248,685
		11,740,548
Sweden — 3.5%
AddTech AB, Cl. B	3,750	136,527
Alfa Laval AB	4,304	257,330
Assa Abloy AB, Cl. B	14,821	567,147
Atlas Copco AB, Cl. A	39,887	771,517
Atlas Copco AB, Cl. B	23,487	397,931
Beijer Ref AB	6,218	87,651
Boliden AB	4,235	223,148
Epiroc AB, Cl. A	9,924	284,789
Epiroc AB, Cl. B	5,600	139,600
EQT AB(a)	7,461	240,665
Essity AB, Cl. B	8,738	231,661
Evolution AB(c)	1,998	139,464
Fastighets AB Balder, Cl. B(b)	9,923	59,211
H & M Hennes & Mauritz AB, Cl. B(a)	7,425	133,110
Hexagon AB, Cl. B	31,292	339,001
Holmen AB, Cl. B	1,085	37,446
Industrivarden AB, Cl. A	1,630	86,628
Industrivarden AB, Cl. C	2,303	121,188
Indutrade AB	4,006	86,202
Investment AB Latour, Cl. B	2,140	49,028
Investor AB, Cl. B	27,055	1,098,923
L E Lundbergforetagen AB, Cl. B	1,087	63,076
Lifco AB, Cl. B	3,325	104,202
Nibe Industrier AB, Cl. B	22,916	103,263
Saab AB, Cl. B	4,795	291,478
Sagax AB, Cl. B	3,355	67,030
Sandvik AB	16,009	671,544
Securitas AB, Cl. B	7,318	122,522
Skandinaviska Enskilda Banken AB, Cl. A	22,543	443,581
Skanska AB, Cl. B	4,925	132,213
SKF AB, Cl. B	5,219	130,329
Spotify Technology SA(b)	2,325	1,038,229
Svenska Cellulosa AB SCA, Cl. B	9,241	105,349
Svenska Handelsbanken AB, Cl. A	21,424	303,648

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Sweden — 3.5% (continued)
Swedbank AB, Cl. A	12,519	439,997
Swedish Orphan Biovitrum AB(b)	2,931	136,069
Tele2 AB, Cl. B	7,961	163,358
Telefonaktiebolaget LM Ericsson, Cl. B	41,559	491,917
Telia Co. AB	35,224	184,192
Trelleborg AB, Cl. B	3,011	123,213
Volvo AB, Cl. B	23,599	823,021
		11,426,398
Switzerland — 9.7%
ABB Ltd.	23,274	2,339,616
Alcon AG	7,491	561,221
Avolta AG	1,286	70,813
Banque Cantonale Vaudoise(a)	416	65,587
Barry Callebaut AG	55	82,438
Belimo Holding AG	150	138,369
BKW AG	318	63,616
Chocoladefabriken Lindt & Spruengli AG	13	159,381
Chocoladefabriken Lindt & Spruengli AG, PC	2	257,871
Cie Financiere Richemont SA, Cl. A	7,983	1,523,523
Coca-Cola HBC AG	3,299	192,023
DSM-Firmenich AG	2,501	186,875
EMS-Chemie Holding AG	98	83,358
Galderma Group AG	2,692	564,630
Geberit AG	505	341,261
Givaudan SA	136	489,409
Glencore PLC	148,126	1,147,414
Helvetia Baloise Holding AG	1,164	320,000
Holcim AG	7,566	705,225
Julius Baer Group Ltd.	3,085	255,307
Kuehne + Nagel International AG	717	168,368
Logitech International SA	2,255	221,699
Lonza Group AG	1,038	637,665
Nestle SA	38,260	3,880,663
Novartis AG	28,232	4,195,870
Partners Group Holding AG	339	368,581
Roche Holding AG(b)	10,433	4,271,521
Roche Holding AG, BR	474	199,228
Sandoz Group AG	6,174	495,381
Schindler Holding AG	334	112,140
Schindler Holding AG, PC	595	208,464
SGS SA	2,599	281,958
Sika AG	2,271	421,902
Sonova Holding AG	751	164,404
STMicroelectronics NV	10,125	557,928
Straumann Holding AG	1,666	180,594
Swiss Life Holding AG	423	497,005
Swiss Prime Site AG	1,158	200,826
Swiss Re AG	4,437	712,179
Swisscom AG	382	323,496
The Swatch Group AG, BR	424	98,073
UBS Group AG	47,140	2,100,296

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
Switzerland — 9.7% (continued)
VAT Group AG(c)	397	297,378
Zurich Insurance Group AG	2,173	1,506,092
		31,649,648
United Arab Emirates — .0%
NMC Health PLC(b),(d)	4,176	1
United Kingdom — 13.7%
3i Group PLC	14,682	511,322
Admiral Group PLC	3,827	175,878
Airtel Africa PLC(c)	13,275	64,419
Anglo American PLC	16,605	816,743
Associated British Foods PLC	4,704	116,886
AstraZeneca PLC	23,030	4,378,469
Autotrader Group PLC(c)	12,768	86,146
Aviva PLC	44,963	383,764
BAE Systems PLC	44,560	1,239,246
Barclays PLC	205,541	1,200,359
Barratt Redrow PLC	20,829	71,663
BP PLC	233,785	1,845,334
British American Tobacco PLC	32,347	1,899,499
BT Group PLC	88,798	261,575
Bunzl PLC	4,835	159,305
Centrica PLC	68,261	200,029
Coca-Cola Europacific Partners PLC	3,026	286,169
Compass Group PLC	25,251	714,226
Diageo PLC	33,022	663,820
Endeavour Mining PLC	2,959	178,191
Entain PLC	8,725	65,105
GSK PLC	60,519	1,590,340
Haleon PLC	132,234	610,035
Halma PLC	5,626	339,261
HSBC Holdings PLC	255,047	4,674,527
Imperial Brands PLC	11,117	423,141
Informa PLC	18,945	205,987
InterContinental Hotels Group PLC	2,168	313,782
International Consolidated Airlines Group SA	18,018	91,554
Intertek Group PLC	2,363	153,525
J Sainsbury PLC	25,327	113,282
JD Sports Fashion PLC	37,644	34,770
Kingfisher PLC	25,702	101,019
Land Securities Group PLC	9,914	80,393
Legal & General Group PLC	83,048	284,244
Lloyds Banking Group PLC	874,434	1,183,660
London Stock Exchange Group PLC	6,806	883,075
M&G PLC	34,375	142,681
Marks & Spencer Group PLC	31,416	141,425
Melrose Industries PLC	18,743	124,482
National Grid PLC	73,783	1,319,870
NatWest Group PLC	118,761	940,359
Next PLC	1,744	307,590
Pearson PLC	8,473	124,691
Reckitt Benckiser Group PLC	9,575	609,163

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.6% (continued)
United Kingdom — 13.7% (continued)
RELX PLC	27,040	987,711
Rentokil Initial PLC	37,329	250,675
Rio Tinto PLC	16,763	1,674,753
Rolls-Royce Holdings PLC	124,710	2,034,210
Schroders PLC	10,359	81,748
Segro PLC	19,440	185,877
Severn Trent PLC	4,031	179,648
Shell PLC	84,635	3,842,021
Smith & Nephew PLC	12,175	188,145
Smiths Group PLC	4,765	166,226
Spirax Group PLC	1,088	107,200
SSE PLC	17,925	644,960
Standard Chartered PLC	28,439	722,797
Standard Life PLC	10,871	112,707
Tesco PLC	94,669	620,720
The Sage Group PLC	14,234	170,588
Unilever PLC	32,383	1,892,774
United Utilities Group PLC	10,126	201,140
Verisure PLC(a),(b)	3,131	38,865
Vodafone Group PLC	275,608	441,056
Whitbread PLC	2,572	78,512
Wise PLC, Cl. A(b)	9,946	142,271
		44,875,608
United States — .2%
Sunbelt Rentals Holdings, Inc.	6,182	467,798
Total Equity Securities - Common Stocks (cost $118,367,550)		318,910,350

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .3%
Germany — .3%
Bayerische Motoren Werke AG	4.32	828	75,579
Dr. Ing. h.c. F. Porsche AG	2.31	1,599	77,427
Henkel AG & Co. KGaA	2.07	2,371	172,675
Porsche Automobil Holding SE	1.91	2,243	81,714
Sartorius AG	0.74	393	100,356
Volkswagen AG	6.36	3,012	304,804
Total Equity Securities - Preferred Stocks (cost $712,214)			812,555

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,779,544)	3.70	2,779,544	2,779,544
Total Investments (cost $121,859,308)		98.8%	322,502,449
Cash and Receivables (Net)		1.2%	4,043,551
Net Assets		100.0%	326,546,000

ADR—American Depositary Receipt
BR—Bearer Certificate
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $3,019,277 and the value of the collateral was
$3,153,638, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $3,112,212 or 1.0% of net assets.

(d)	The fund held Level 3 securities at April 30, 2026. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	2,480,767	34,485,300	(34,186,523)	2,779,544	50,702
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	252,988	3,743,442	(3,996,430)	-	2,406††
Total - .9%	2,733,755	38,228,742	(38,182,953)	2,779,544	53,108

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	30	6/19/2026	4,341,831	4,569,150	227,319
Gross Unrealized Appreciation					227,319
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $3,019,277)—Note 1(c):
Unaffiliated issuers	119,079,764	319,722,905
Affiliated issuers	2,779,544	2,779,544
Cash		44
Cash denominated in foreign currency	446,511	449,087
Cash collateral held by broker—Note 4		192,000
Tax reclaim receivable—Note 1(b)		2,037,364
Dividends and securities lending income receivable		1,169,989
Receivable for shares of Common Stock subscribed		311,873
Receivable for futures variation margin—Note 4		103,918
		326,766,724
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		128,784
Payable for shares of Common Stock redeemed		77,728
Directors’ fees and expenses payable		14,212
		220,724
Net Assets ($)		326,546,000
Composition of Net Assets ($):
Paid-in capital		120,688,884
Total distributable earnings (loss)		205,857,116
Net Assets ($)		326,546,000

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	235,186,416	91,359,584
Shares Outstanding	9,233,541	3,590,208
Net Asset Value Per Share ($)	25.47	25.45
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $415,392 foreign taxes withheld at source):
Unaffiliated issuers	4,497,489
Affiliated issuers	50,702
Interest	16,045
Affiliated income net of rebates from securities lending—Note 1(c)	2,406
Total Income	4,566,642
Expenses:
Management fee—Note 3(a)	570,882
Shareholder servicing costs—Note 3(b)	296,483
Directors’ fees—Notes 3(a) and 3(c)	14,480
Loan commitment fees—Note 2	3,253
Interest expense—Note 2	215
Total Expenses	885,313
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(14,480)
Net Expenses	870,833
Net Investment Income	3,695,809
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	18,965,750
Net realized gain (loss) on futures	247,834
Net Realized Gain (Loss)	19,213,584
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	9,479,054
Net change in unrealized appreciation (depreciation) on futures	244,720
Net Change in Unrealized Appreciation (Depreciation)	9,723,774
Net Realized and Unrealized Gain (Loss) on Investments	28,937,358
Net Increase in Net Assets Resulting from Operations	32,633,167
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	3,695,809	7,368,229
Net realized gain (loss) on investments	19,213,584	19,176,602
Net change in unrealized appreciation (depreciation) on investments	9,723,774	38,357,319
Net Increase (Decrease) in Net Assets Resulting from Operations	32,633,167	64,902,150
Distributions ($):
Distributions to shareholders:
Investor Shares	(10,655,410)	(6,469,086)
Class I	(4,125,019)	(2,981,216)
Total Distributions	(14,780,429)	(9,450,302)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	12,451,521	27,752,073
Class I	6,247,286	9,088,541
Distributions reinvested:
Investor Shares	10,415,465	6,347,642
Class I	2,236,505	1,400,751
Cost of shares redeemed:
Investor Shares	(39,702,035)	(55,021,189)
Class I	(13,476,599)	(27,906,787)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(21,827,857)	(38,338,969)
Total Increase (Decrease) in Net Assets	(3,975,119)	17,112,879
Net Assets ($):
Beginning of Period	330,521,119	313,408,240
End of Period	326,546,000	330,521,119
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	502,054	1,279,093
Shares issued for distributions reinvested	434,884	332,163
Shares redeemed	(1,609,205)	(2,562,937)
Net Increase (Decrease) in Shares Outstanding	(672,267)	(951,681)
Class I(a)
Shares sold	250,911	429,791
Shares issued for distributions reinvested	93,538	73,454
Shares redeemed	(547,032)	(1,284,595)
Net Increase (Decrease) in Shares Outstanding	(202,583)	(781,350)

(a)	During the period ended October 31, 2025, 13,026 Class I shares representing $287,043 were exchanged for 13,019 Investor shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	24.13	20.31	17.27	15.40	20.78	15.85
Investment Operations:
Net investment income(a)	.27	.49	.46	.44	.41	.39
Net realized and unrealized gain (loss) on investments	2.16	3.93	3.19	1.81	(5.10)	4.85
Total from Investment Operations	2.43	4.42	3.65	2.25	(4.69)	5.24
Distributions:
Dividends from net investment income	(.81 )	(.60 )	(.61 )	(.38 )	(.69 )	(.31 )
Dividends from net realized gain on investments	(.28 )	-	-	-	-	-
Total Distributions	(1.09)	(.60 )	(.61 )	(.38 )	(.69 )	(.31 )
Net asset value, end of period	25.47	24.13	20.31	17.27	15.40	20.78
Total Return (%)	10.37 (b)	22.55	21.33	14.67	(23.36)	33.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61 (c)	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(d)	.60 (c)	.60	.60	.61	.60	.60
Ratio of net investment income to average net assets(d)	2.20 (c)	2.25	2.32	2.45	2.27	2.00
Portfolio Turnover Rate	1.35 (b)	3.73	3.67	2.40	3.41	2.99
Net Assets, end of period ($ x 1,000)	235,186	238,991	220,477	202,830	229,028	303,693

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	24.13	20.32	17.28	15.41	20.80	15.86
Investment Operations:
Net investment income(a)	.30	.54	.51	.48	.47	.45
Net realized and unrealized gain (loss) on investments	2.17	3.93	3.19	1.81	(5.12)	4.84
Total from Investment Operations	2.47	4.47	3.70	2.29	(4.65)	5.29
Distributions:
Dividends from net investment income	(.87 )	(.66 )	(.66 )	(.42 )	(.74 )	(.35 )
Dividends from net realized gain on investments	(.28 )	-	-	-	-	-
Total Distributions	(1.15)	(.66 )	(.66 )	(.42 )	(.74 )	(.35 )
Net asset value, end of period	25.45	24.13	20.32	17.28	15.41	20.80
Total Return (%)	10.56 (b)	22.83	21.64	14.96	(23.18)	33.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36 (c)	.36	.36	.36	.36	.36
Ratio of net expenses to average net assets(d)	.35 (c)	.35	.35	.36	.35	.35
Ratio of net investment income to average net assets(d)	2.45 (c)	2.50	2.57	2.69	2.60	2.26
Portfolio Turnover Rate	1.35 (b)	3.73	3.67	2.40	3.41	2.99
Net Assets, end of period ($ x 1,000)	91,360	91,530	92,931	95,874	120,712	242,341

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear shareholder services plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no shareholder services plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,678,579	315,231,770††	1	318,910,350
Equity Securities - Preferred Stocks	—	812,555††	—	812,555
Investment Companies	2,779,544	—	—	2,779,544
	6,458,123	316,044,325	1	322,502,449
Other Financial Instruments:
Futures†††	227,319	—	—	227,319
	227,319	—	—	227,319

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $327 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,019,277
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,019,277)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $9,450,302. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2026, the fund was charged $215 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2026 was approximately $9,392 with a related weighted average annualized interest rate of 4.62%. As of April 30, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2026, fees reimbursed by the Adviser amounted to $14,480.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Investor shares were charged $296,483 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $92,853, Shareholder Services Plan fees of $47,761, which are offset against an expense reimbursement currently in effect in the amount of $11,830.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $4,393,394 and $38,702,018, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	227,319 (1)	Equity Risk	-
Gross fair value of derivative contracts	227,319		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	247,834	247,834
Total	247,834	247,834

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	244,720	244,720
Total	244,720	244,720

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	3,651,374
At April 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $200,870,460, consisting of $203,823,011 gross unrealized appreciation and $2,952,551 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of institutional international large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional international large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review. It was noted that there were only three other funds in the Performance Group and that the Performance Universe was not limited to index funds. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by the one fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”) and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

© 2026 BNY Mellon Securities Corporation
Code-0079NCSRSA0426

BNY Mellon S&P 500 Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
Single Share	PEOPX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2%
Automobiles & Components — 1.9%
Aptiv PLC(a)	8,862	534,024
Ford Motor Co.	170,294	2,057,152
General Motors Co.	39,441	3,032,619
Tesla, Inc.(a)	121,796	46,481,008
		52,104,803
Banks — 3.4%
Bank of America Corp.	287,356	15,362,052
Citigroup, Inc.	75,657	9,682,583
Citizens Financial Group, Inc.	18,027	1,172,656
Fifth Third Bancorp	39,452	2,002,584
Huntington Bancshares, Inc.	89,185	1,494,741
JPMorgan Chase & Co.	116,762	36,573,361
KeyCorp	39,713	878,054
M&T Bank Corp.	6,425	1,404,698
Regions Financial Corp.	37,656	1,075,079
The PNC Financial Services Group, Inc.	17,505	3,903,615
Truist Financial Corp.	54,709	2,817,513
U.S. Bancorp	66,770	3,783,188
Wells Fargo & Co.	133,928	11,012,899
		91,163,023
Capital Goods — 6.7%
3M Co.	22,806	3,341,535
A.O. Smith Corp.(b)	5,208	322,063
Allegion PLC	3,652	502,077
AMETEK, Inc.	10,008	2,356,884
Axon Enterprise, Inc.(a),(b)	3,355	1,347,905
Builders FirstSource, Inc.(a)	4,578	362,074
Carrier Global Corp.	34,305	2,304,267
Caterpillar, Inc.	20,150	17,935,717
Comfort Systems USA, Inc.	1,544	2,841,346
Cummins, Inc.	5,962	4,000,562
Deere & Co.	10,901	6,430,173
Dover Corp.	5,875	1,330,159
Eaton Corp. PLC	16,899	7,317,436
EMCOR Group, Inc.	1,929	1,720,031
Emerson Electric Co.	24,082	3,382,076
Fastenal Co.	49,640	2,230,325
Fortive Corp.	13,514	808,002
GE Vernova, Inc.	11,672	12,646,145
Generac Holdings, Inc.(a)	2,452	635,632
General Dynamics Corp.	11,028	3,796,940
General Electric Co.	45,420	13,168,621
Honeywell International, Inc.	27,494	5,892,789
Howmet Aerospace, Inc.	17,426	4,235,215
Hubbell, Inc.	2,354	1,196,232
Huntington Ingalls Industries, Inc.	1,771	645,158
IDEX Corp.	3,150	686,228
Illinois Tool Works, Inc.	11,392	2,939,250
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Capital Goods — 6.7% (continued)
Ingersoll Rand, Inc.	15,304	1,222,177
Johnson Controls International PLC	26,807	3,914,626
L3Harris Technologies, Inc.	8,101	2,596,776
Lennox International, Inc.	1,441	770,776
Lockheed Martin Corp.	8,853	4,585,588
Masco Corp.	8,909	639,844
Nordson Corp.	2,175	627,379
Northrop Grumman Corp.	5,777	3,347,656
Otis Worldwide Corp.	17,079	1,330,113
PACCAR, Inc.	22,478	2,670,386
Parker-Hannifin Corp.	5,455	4,960,886
Pentair PLC	6,758	545,438
Quanta Services, Inc.	6,434	4,682,472
Rockwell Automation, Inc.	4,960	2,028,194
RTX Corp.	58,129	10,234,773
Snap-on, Inc.	2,309	885,271
Stanley Black & Decker, Inc.	7,199	562,674
Textron, Inc.	7,479	717,685
The Boeing Company(a)	33,980	7,782,439
Trane Technologies PLC	9,560	4,708,682
TransDigm Group, Inc.	2,428	2,816,431
United Rentals, Inc.	2,702	2,593,488
Vertiv Holdings Co., Cl. A	16,703	5,486,768
W.W. Grainger, Inc.	1,925	2,235,599
Westinghouse Air Brake Technologies Corp.	7,407	1,999,075
Xylem, Inc.	10,242	1,210,195
		179,530,233
Commercial & Professional Services — .7%
Automatic Data Processing, Inc.	17,378	3,683,093
Broadridge Financial Solutions, Inc.	4,919	757,428
Cintas Corp.	14,587	2,548,495
Copart, Inc.(a)	38,174	1,263,941
Equifax, Inc.	5,154	896,487
Jacobs Solutions, Inc.	5,154	666,979
Leidos Holdings, Inc.	5,455	813,995
Paychex, Inc.	13,861	1,283,944
Republic Services, Inc.	8,677	1,815,402
Rollins, Inc.	12,350	688,266
Veralto Corp.	10,389	916,310
Verisk Analytics, Inc.	6,045	1,115,242
Waste Management, Inc.	15,982	3,716,614
		20,166,196
Consumer Discretionary Distribution & Retail — 5.8%
Amazon.com, Inc.(a)	423,047	112,132,838
AutoZone, Inc.(a)	710	2,629,861
Best Buy Co., Inc.	8,668	524,327
Carvana Co.(a)	6,166	2,440,503
eBay, Inc.	19,157	1,982,366
Genuine Parts Co.	5,792	621,076
Lowe’s Companies, Inc.	24,289	5,799,970
O’Reilly Automotive, Inc.(a)	36,221	3,600,368
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Consumer Discretionary Distribution & Retail — 5.8% (continued)
Pool Corp.	1,524	325,100
Ross Stores, Inc.	13,926	3,172,204
The Home Depot, Inc.	43,112	14,175,226
The TJX Companies, Inc.	47,849	7,500,331
Tractor Supply Co.	22,328	783,713
Ulta Beauty, Inc.(a)	1,905	1,023,899
Williams-Sonoma, Inc.	5,316	963,312
		157,675,094
Consumer Durables & Apparel — .5%
D.R. Horton, Inc.	11,505	1,770,159
Deckers Outdoor Corp.(a)	5,924	605,433
Garmin Ltd.	7,209	1,810,468
Hasbro, Inc.	5,848	560,472
Lennar Corp., Cl. A	9,614	868,144
Lululemon Athletica, Inc.(a)	4,662	641,958
NIKE, Inc., Cl. B	52,168	2,314,173
NVR, Inc.(a)	119	751,589
PulteGroup, Inc.	8,295	1,014,976
Ralph Lauren Corp.	1,736	622,599
Tapestry, Inc.	8,906	1,291,726
		12,251,697
Consumer Services — 1.7%
Airbnb, Inc., Cl. A(a)	18,098	2,540,235
Booking Holdings, Inc.	34,900	5,875,764
Carnival Corp.	50,642	1,342,519
Chipotle Mexican Grill, Inc.(a)	56,733	1,928,355
Darden Restaurants, Inc.	4,837	970,109
Domino’s Pizza, Inc.	1,391	472,133
DoorDash, Inc., Cl. A(a)	15,975	2,694,184
Expedia Group, Inc.	5,098	1,266,190
Hilton Worldwide Holdings, Inc.	9,935	3,219,635
Las Vegas Sands Corp.	13,578	741,495
Marriott International, Inc., Cl. A	9,582	3,465,714
McDonald’s Corp.	30,841	9,054,609
MGM Resorts International(a)	8,078	314,557
Norwegian Cruise Line Holdings Ltd.(a)	20,231	367,800
Royal Caribbean Cruises Ltd.	10,862	2,864,961
Starbucks Corp.	49,869	5,252,702
Wynn Resorts Ltd.	3,469	371,565
Yum! Brands, Inc.	11,910	1,901,431
		44,643,958
Consumer Staples Distribution & Retail — 2.0%
Casey’s General Stores, Inc.	1,441	1,184,718
Costco Wholesale Corp.	19,222	19,501,296
Dollar General Corp.	9,794	1,134,929
Dollar Tree, Inc.(a)	8,060	782,706
Sysco Corp.	20,923	1,563,157
Target Corp.	19,569	2,539,078
The Kroger Company	25,454	1,732,654
Walmart, Inc.	189,836	25,045,063
		53,483,601
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Energy — 3.5%
APA Corp.(b)	16,036	653,146
Baker Hughes Co.	42,893	2,988,355
Chevron Corp.	81,178	15,692,519
ConocoPhillips	53,057	6,673,510
Coterra Energy, Inc.	32,687	1,173,790
Devon Energy Corp.	26,504	1,361,511
Diamondback Energy, Inc.	8,015	1,648,124
EOG Resources, Inc.	23,401	3,289,479
EQT Corp.	26,498	1,592,000
Expand Energy Corp.	10,551	1,077,785
Exxon Mobil Corp.	180,976	27,930,026
Halliburton Co.	35,683	1,509,391
Kinder Morgan, Inc.	85,877	2,822,777
Marathon Petroleum Corp.	12,885	3,199,217
Occidental Petroleum Corp.	30,999	1,877,919
ONEOK, Inc.(b)	26,919	2,488,931
Phillips 66	17,497	3,134,588
SLB Ltd.	65,530	3,727,346
Targa Resources Corp.	9,416	2,448,913
Texas Pacific Land Corp.(b)	2,500	1,109,175
The Williams Companies, Inc.	52,574	4,011,922
Valero Energy Corp.	13,173	3,327,236
		93,737,660
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(c)	6,255	253,390
American Tower Corp.(c)	20,096	3,671,740
AvalonBay Communities, Inc.(c)	6,133	1,122,339
BXP, Inc.(c)	6,242	364,907
Camden Property Trust(c)	4,456	467,969
Crown Castle, Inc.(c)	18,317	1,626,183
Digital Realty Trust, Inc.(c)	14,163	2,845,913
Equinix, Inc.(c)	4,231	4,581,454
Equity Residential(c)	14,779	966,251
Essex Property Trust, Inc.(c)	2,720	715,931
Extra Space Storage, Inc.(c)	9,314	1,334,976
Federal Realty Investment Trust(c)	3,070	340,463
Healthpeak Properties, Inc.(c)	31,338	506,736
Host Hotels & Resorts, Inc.(c)	28,267	597,282
Invitation Homes, Inc.(c)	25,460	732,484
Iron Mountain, Inc.(c)	13,024	1,640,894
Kimco Realty Corp.(c)	29,705	702,226
Mid-America Apartment Communities, Inc.(c)	5,222	674,578
Prologis, Inc.(c)	40,366	5,732,779
Public Storage(c)	6,713	2,030,347
Realty Income Corp.(c)	40,351	2,592,148
Regency Centers Corp.(c)	7,180	558,963
SBA Communications Corp.(c)	4,722	1,044,507
Simon Property Group, Inc.(c)	14,092	2,870,681
UDR, Inc.(c)	12,253	445,274
Ventas, Inc.(c)	20,805	1,827,927
VICI Properties, Inc.(c)	46,939	1,370,619
6

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
Welltower, Inc.(c)	30,119	6,546,064
Weyerhaeuser Co.(c)	32,291	791,775
		48,956,800
Financial Services — 7.0%
American Express Co.	23,193	7,492,499
Ameriprise Financial, Inc.	3,976	1,887,765
Apollo Global Management, Inc.(b)	20,120	2,589,846
Ares Management Corp., Cl. A	8,652	1,015,745
Berkshire Hathaway, Inc., Cl. B(a)	79,412	37,609,523
BlackRock, Inc.	6,249	6,658,934
Blackstone, Inc.	32,392	4,067,787
Block, Inc.(a)	23,287	1,641,966
Capital One Financial Corp.	27,320	5,226,316
Cboe Global Markets, Inc.	4,538	1,361,808
CME Group, Inc.	15,567	4,480,494
Coinbase Global, Inc., Cl. A(a)	9,739	1,828,692
Corpay, Inc.(a)	3,014	923,701
FactSet Research Systems, Inc.(b)	1,620	368,680
Fidelity National Information Services, Inc.	22,664	1,054,556
Fiserv, Inc.(a)	22,800	1,428,420
Franklin Resources, Inc.(b)	11,990	359,340
Global Payments, Inc.	9,890	711,684
Interactive Brokers Group, Inc., Cl. A	19,535	1,553,032
Intercontinental Exchange, Inc.	24,697	3,904,349
Invesco Ltd.	17,823	467,141
Jack Henry & Associates, Inc.	3,315	509,681
KKR & Co., Inc.	29,811	3,110,480
Mastercard, Inc., Cl. A	35,268	17,736,983
Moody’s Corp.	6,558	3,028,812
Morgan Stanley	52,369	9,981,008
MSCI, Inc.	3,224	1,906,706
Nasdaq, Inc.	19,814	1,821,105
Northern Trust Corp.	7,915	1,316,581
PayPal Holdings, Inc.	40,250	2,018,135
Raymond James Financial, Inc.	7,599	1,203,074
Robinhood Markets, Inc., Cl. A(a)	34,676	2,527,534
S&P Global, Inc.	13,252	5,714,660
State Street Corp.	12,235	1,869,997
Synchrony Financial	14,842	1,130,960
T. Rowe Price Group, Inc.	9,067	932,813
The Bank of New York Mellon Corp.(d)	29,805	4,004,897
The Charles Schwab Corp.	72,335	6,628,779
The Goldman Sachs Group, Inc.	12,989	11,998,849
Visa, Inc., Cl. A(b)	72,801	24,012,682
		188,086,014
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	72,484	5,265,963
Archer-Daniels-Midland Co.	21,245	1,583,602
Brown-Forman Corp., Cl. B(b)	7,711	198,712
Bunge Global SA	6,160	782,751
Conagra Brands, Inc.(b)	19,279	276,654
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Food, Beverage & Tobacco — 2.1% (continued)
Constellation Brands, Inc., Cl. A	6,065	949,658
General Mills, Inc.(b)	22,268	786,283
Hormel Foods Corp.	13,387	287,419
Keurig Dr. Pepper, Inc.	59,145	1,738,863
McCormick & Co., Inc.	10,595	538,650
Molson Coors Beverage Co., Cl. B	7,691	328,713
Mondelez International, Inc., Cl. A	55,807	3,428,782
Monster Beverage Corp.(a)	31,315	2,413,447
PepsiCo, Inc.	59,184	9,380,072
Philip Morris International, Inc.	67,414	11,128,029
The Campbell’s Company(b)	7,120	148,025
The Coca-Cola Company	167,657	13,204,665
The Hershey Company	6,403	1,189,293
The J.M. Smucker Company	4,390	430,352
The Kraft Heinz Company	37,004	838,511
Tyson Foods, Inc., Cl. A	11,983	767,751
		55,666,195
Health Care Equipment & Services — 3.1%
Abbott Laboratories	75,304	6,836,850
Align Technology, Inc.(a)	2,762	486,140
Baxter International, Inc.(b)	23,310	409,790
Becton Dickinson & Co.	12,370	1,843,625
Boston Scientific Corp.(a)	63,975	3,685,600
Cardinal Health, Inc.	10,265	1,979,913
Cencora, Inc.	8,426	2,595,292
Centene Corp.(a)	19,801	1,063,116
CVS Health Corp.	55,683	4,637,837
DaVita, Inc.(a)	1,309	203,078
Dexcom, Inc.(a)	16,367	974,655
Edwards Lifesciences Corp.(a)	24,670	2,059,945
Elevance Health, Inc.	9,578	3,605,351
GE HealthCare Technologies, Inc.	19,593	1,192,038
HCA Healthcare, Inc.	6,837	2,970,335
Henry Schein, Inc.(a),(b)	4,860	362,507
Humana, Inc.	5,280	1,248,403
IDEXX Laboratories, Inc.(a)	3,503	1,964,482
Insulet Corp.(a)	3,091	532,085
Intuitive Surgical, Inc.(a)	15,379	7,037,584
Labcorp Holdings, Inc.	3,638	934,238
McKesson Corp.	5,304	4,323,821
Medtronic PLC	55,426	4,487,843
Quest Diagnostics, Inc.	4,958	962,844
ResMed, Inc.(b)	6,152	1,315,359
Solventum Corp.(a)	6,072	409,010
STERIS PLC	4,251	921,957
Stryker Corp.	14,873	4,686,929
The Cigna Group	11,306	3,285,297
The Cooper Companies, Inc.(a)	8,388	527,605
UnitedHealth Group, Inc.	39,228	14,533,189
8

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Health Care Equipment & Services — 3.1% (continued)
Universal Health Services, Inc., Cl. B	2,428	408,560
Zimmer Biomet Holdings, Inc.	8,737	720,191
		83,205,469
Household & Personal Products — .9%
Church & Dwight Co., Inc.	10,117	981,956
Colgate-Palmolive Co.	34,511	2,945,859
Kenvue, Inc.	83,361	1,461,318
Kimberly-Clark Corp.	14,298	1,407,352
The Clorox Company	4,895	472,074
The Estee Lauder Companies, Inc., Cl. A	10,948	839,821
The Procter & Gamble Company	100,643	14,803,579
		22,911,959
Insurance — 1.6%
Aflac, Inc.	20,535	2,334,213
American International Group, Inc.	23,347	1,746,356
Aon PLC, Cl. A	9,347	2,912,993
Arch Capital Group Ltd.(a)	15,508	1,464,886
Arthur J. Gallagher & Co.	11,172	2,305,901
Assurant, Inc.	2,087	493,095
Brown & Brown, Inc.	12,681	762,762
Chubb Ltd.	15,675	5,125,725
Cincinnati Financial Corp.	6,927	1,133,257
Erie Indemnity Co., Cl. A(b)	1,098	240,385
Everest Group Ltd.	1,705	608,276
Globe Life, Inc.	3,207	494,840
Loews Corp.	7,261	817,661
Marsh & McLennan Companies, Inc.	21,140	3,545,389
MetLife, Inc.	23,795	1,905,979
Principal Financial Group, Inc.	8,226	830,086
Prudential Financial, Inc.	15,164	1,487,740
The Allstate Corp.	11,119	2,415,714
The Hartford Insurance Group, Inc.	12,083	1,653,075
The Progressive Corp.	25,360	5,104,461
The Travelers Companies, Inc.	9,448	2,882,963
W. R. Berkley Corp.	12,514	836,311
Willis Towers Watson PLC	4,214	1,079,627
		42,181,695
Materials — 1.9%
Air Products and Chemicals, Inc.	9,685	2,905,984
Albemarle Corp.	5,264	1,035,429
Amcor PLC(b)	19,593	745,318
Avery Dennison Corp.	3,471	569,001
Ball Corp.	11,433	698,328
CF Industries Holdings, Inc.	6,759	839,468
Corteva, Inc.	29,051	2,353,422
CRH PLC	28,709	3,399,720
Dow, Inc.	31,027	1,256,283
DuPont de Nemours, Inc.	17,245	787,407
Ecolab, Inc.	11,182	2,914,029
Freeport-McMoRan, Inc.	61,701	3,565,084
International Flavors & Fragrances, Inc.(b)	10,650	747,630
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Materials — 1.9% (continued)
International Paper Co.	22,995	699,508
Linde PLC	20,222	10,134,053
LyondellBasell Industries NV, Cl. A	11,128	830,149
Martin Marietta Materials, Inc.	2,592	1,604,629
Newmont Corp.	47,144	5,237,227
Nucor Corp.	9,714	2,188,467
Packaging Corp. of America	3,935	839,926
PPG Industries, Inc.	9,974	1,082,179
Smurfit Westrock PLC	23,378	897,481
Steel Dynamics, Inc.	6,032	1,379,277
The Mosaic Company	14,238	331,318
The Sherwin-Williams Company	9,889	3,180,401
Vulcan Materials Co.	5,773	1,741,945
		51,963,663
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. A	252,128	97,018,854
Alphabet, Inc., Cl. C	202,528	77,353,544
Charter Communications, Inc., Cl. A(a),(b)	3,785	625,168
EchoStar Corp., Cl. A(a)	5,857	721,231
Electronic Arts, Inc.	9,580	1,938,705
Fox Corp., Cl. A(b)	8,167	518,523
Fox Corp., Cl. B	5,225	297,930
Live Nation Entertainment, Inc.(a),(b)	6,986	1,103,369
Meta Platforms, Inc., Cl. A	94,718	57,958,891
Netflix, Inc.(a)	182,845	17,116,120
News Corp., Cl. A	17,478	460,021
News Corp., Cl. B(b)	3,422	104,303
Omnicom Group, Inc.	13,927	1,068,479
Paramount Skydance Corp., Cl. B(b)	14,763	151,173
Take-Two Interactive Software, Inc.(a)	7,602	1,625,004
The Trade Desk, Inc., Cl. A(a)	20,579	485,459
The Walt Disney Company	76,717	7,959,389
TKO Group Holdings, Inc.	3,005	559,200
Warner Bros Discovery, Inc.(a)	108,196	2,926,702
		269,992,065
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	76,538	16,174,010
Agilent Technologies, Inc.	12,278	1,418,722
Amgen, Inc.	23,319	8,074,204
Biogen, Inc.(a)	6,462	1,223,127
Bio-Techne Corp.(b)	7,138	394,874
Bristol-Myers Squibb Co.	88,052	5,335,071
Charles River Laboratories International, Inc.(a)	1,979	330,434
Danaher Corp.	27,183	4,864,398
Eli Lilly & Co.	34,317	32,072,668
Gilead Sciences, Inc.	53,729	7,029,902
Incyte Corp.(a)	7,027	669,462
IQVIA Holdings, Inc.(a)	7,291	1,154,676
Johnson & Johnson	104,363	23,987,836
Merck & Co., Inc.	107,487	11,735,431
Mettler-Toledo International, Inc.(a)	880	1,123,417
10

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
Moderna, Inc.(a)	14,937	686,206
Pfizer, Inc.	246,225	6,574,207
Regeneron Pharmaceuticals, Inc.	4,323	3,056,620
Revvity, Inc.(b)	4,987	431,974
Thermo Fisher Scientific, Inc.	16,270	7,792,679
Vertex Pharmaceuticals, Inc.(a)	10,967	4,687,076
Viatris, Inc.	51,666	771,890
Waters Corp.(a)	4,216	1,303,714
West Pharmaceutical Services, Inc.	3,132	932,052
Zoetis, Inc.	18,373	2,112,344
		143,936,994
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	12,444	1,776,132
CoStar Group, Inc.(a)	18,691	646,896
		2,423,028
Semiconductors & Semiconductor Equipment — 16.5%
Advanced Micro Devices, Inc.(a)	70,607	25,029,475
Analog Devices, Inc.	21,161	8,512,224
Applied Materials, Inc.	34,373	13,559,805
Broadcom, Inc.	205,326	85,709,232
First Solar, Inc.(a)	4,601	928,896
Intel Corp.(a)	203,335	19,211,091
KLA Corp.	5,676	9,934,987
Lam Research Corp.	54,079	13,944,811
Microchip Technology, Inc.	23,362	2,170,563
Micron Technology, Inc.	48,741	25,206,896
Monolithic Power Systems, Inc.	2,086	3,367,659
NVIDIA Corp.	1,052,336	210,014,696
NXP Semiconductors NV	10,819	3,176,350
ON Semiconductor Corp.(a)	17,504	1,764,578
Qnity Electronics, Inc.	9,187	1,292,243
QUALCOMM, Inc.	46,033	8,266,606
Skyworks Solutions, Inc.(b)	6,355	445,930
Teradyne, Inc.	6,753	2,319,453
Texas Instruments, Inc.	39,224	11,025,082
		445,880,577
Software & Services — 8.6%
Accenture PLC, Cl. A	26,533	4,741,712
Adobe, Inc.(a)	17,892	4,403,221
Akamai Technologies, Inc.(a),(b)	6,463	665,560
AppLovin Corp., Cl. A(a)	11,705	5,224,527
Autodesk, Inc.(a)	9,031	2,140,347
Cadence Design Systems, Inc.(a)	11,788	3,885,207
Cognizant Technology Solutions Corp., Cl. A	20,997	1,110,741
CrowdStrike Holdings, Inc., Cl. A(a)	11,008	4,906,816
Datadog, Inc., Cl. A(a)	13,993	1,849,735
EPAM Systems, Inc.(a)	2,525	287,294
Fair Isaac Corp.(a)	1,033	1,058,825
Fortinet, Inc.(a)	26,929	2,270,384
Gartner, Inc.(a)	2,999	445,322
Gen Digital, Inc.	22,466	433,369
11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Software & Services — 8.6% (continued)
GoDaddy, Inc., Cl. A(a)	6,131	532,109
International Business Machines Corp.	40,480	9,350,070
Intuit, Inc.	12,120	4,708,620
Microsoft Corp.	321,574	131,131,446
Oracle Corp.	73,435	11,851,675
Palantir Technologies, Inc., Cl. A(a)	98,925	13,761,457
Palo Alto Networks, Inc.(a)	34,833	6,246,254
PTC, Inc.(a)	5,179	705,898
Roper Technologies, Inc.	4,651	1,650,221
Salesforce, Inc.	40,552	7,158,645
ServiceNow, Inc.(a)	45,224	3,993,731
Synopsys, Inc.(a)	8,364	4,036,466
Trimble, Inc.(a)	9,844	662,698
Tyler Technologies, Inc.(a)	1,955	666,929
VeriSign, Inc.	3,625	973,892
Workday, Inc., Cl. A(a)	9,457	1,157,537
		232,010,708
Technology Hardware & Equipment — 9.6%
Amphenol Corp., Cl. A	53,122	7,823,277
Apple, Inc.	635,782	172,519,446
Arista Networks, Inc.(a)	44,718	7,723,246
CDW Corp.	5,794	793,256
Ciena Corp.(a)	6,019	3,175,504
Cisco Systems, Inc.	171,106	15,656,199
Coherent Corp.(a)	8,167	2,611,072
Corning, Inc.	33,741	5,541,622
Dell Technologies, Inc., Cl. C	13,070	2,730,976
F5, Inc.(a)	2,392	774,769
Hewlett Packard Enterprise Co.	57,999	1,668,631
HP, Inc.	39,041	814,395
Jabil, Inc.	4,549	1,535,242
Keysight Technologies, Inc.(a)	7,538	2,637,622
Lumentum Holdings, Inc.(a)	3,119	2,814,336
Motorola Solutions, Inc.	7,231	3,174,626
NetApp, Inc.	8,241	912,856
Sandisk Corp.(a)	6,365	6,979,286
Seagate Technology Holdings PLC	9,379	6,318,069
Super Micro Computer, Inc.(a)	22,491	616,253
TE Connectivity PLC	12,820	2,713,481
Teledyne Technologies, Inc.(a)	2,045	1,320,763
Western Digital Corp.	14,813	6,436,545
Zebra Technologies Corp., Cl. A(a)	2,011	455,009
		257,746,481
Telecommunication Services — .9%
AT&T, Inc.	303,167	7,921,754
Comcast Corp., Cl. A	155,399	4,201,989
T-Mobile US, Inc.	20,371	3,982,530
Verizon Communications, Inc.	182,497	8,765,331
		24,871,604
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	5,122	931,231
12

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Transportation — 1.3% (continued)
CSX Corp.	80,432	3,654,026
Delta Air Lines, Inc.	28,087	1,909,635
Expeditors International of Washington, Inc.	5,979	884,234
FedEx Corp.	9,347	3,769,738
J.B. Hunt Transport Services, Inc.	3,339	839,859
Norfolk Southern Corp.	9,843	3,108,715
Old Dominion Freight Line, Inc.	7,768	1,650,156
Southwest Airlines Co.	22,036	835,605
Uber Technologies, Inc.(a)	89,129	6,649,915
Union Pacific Corp.	25,811	6,955,548
United Airlines Holdings, Inc.(a)	14,004	1,260,360
United Parcel Service, Inc., Cl. B	31,669	3,445,587
		35,894,609
Utilities — 2.3%
Alliant Energy Corp.(b)	11,415	838,203
Ameren Corp.	12,029	1,367,096
American Electric Power Co., Inc.	23,479	3,219,206
American Water Works Co., Inc.	8,133	1,044,440
Atmos Energy Corp.	7,188	1,365,576
CenterPoint Energy, Inc.	27,723	1,210,109
CMS Energy Corp.	13,671	1,049,113
Consolidated Edison, Inc.	15,896	1,772,245
Constellation Energy Corp.	13,584	4,251,792
Dominion Energy, Inc.	37,157	2,396,626
DTE Energy Co.	9,174	1,391,604
Duke Energy Corp.	33,809	4,379,956
Edison International	16,100	1,118,789
Entergy Corp.	19,590	2,309,857
Evergy, Inc.	9,622	797,086
Eversource Energy	16,639	1,176,377
Exelon Corp.	44,587	2,050,556
FirstEnergy Corp.(b)	22,725	1,079,892
NextEra Energy, Inc.	90,190	8,827,797
NiSource, Inc.	21,218	1,024,405
NRG Energy, Inc.	8,974	1,396,175
PG&E Corp.	95,135	1,581,144
Pinnacle West Capital Corp.(b)	5,340	553,865
PPL Corp.	32,620	1,221,293
Public Service Enterprise Group, Inc.	21,657	1,768,511
Sempra	28,302	2,692,086
The AES Corp.	29,429	425,249
The Southern Company	47,523	4,595,474
Vistra Corp.	13,614	2,148,834
WEC Energy Group, Inc.(b)	13,896	1,638,894
Xcel Energy, Inc.	25,867	2,145,668
		62,837,918
Total Equity Securities - Common Stocks (cost $425,265,255)		2,673,322,044

13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $25,163,938)	3.70	25,163,938	25,163,938
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $157,111)	3.70	157,111	157,111
Total Investments (cost $450,586,304)		100.1%	2,698,643,093
Liabilities, Less Cash and Receivables		(.1%)	(2,444,463)
Net Assets		100.0%	2,696,198,630

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $23,077,598 and the value of the collateral was
$23,325,795, consisting of cash collateral of $157,111 and U.S. Government & Agency securities valued at $23,168,684.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Equity Securities - Common Stocks - .1%
The Bank of New York Mellon Corp. - .1%	3,371,517	78,939	(244,639)	151,711	647,369	4,004,897	31,659
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	34,914,917	168,640,379	(178,391,358)	-	-	25,163,938	519,122
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	161,049	7,753,659	(7,757,597)	-	-	157,111	20,414††
Total - 1.0%	38,447,483	176,472,977	(186,393,594)	151,711	647,369	29,325,946	571,195

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	78	6/18/2026	25,450,761	28,250,625	2,799,864
Gross Unrealized Appreciation					2,799,864
See notes to financial statements.
15

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $23,077,598)—Note 1(c):
Unaffiliated issuers	424,985,595	2,669,317,147
Affiliated issuers	25,600,709	29,325,946
Cash collateral held by broker—Note 4		1,958,000
Receivable for shares of Common Stock subscribed		1,222,838
Dividends and securities lending income receivable		1,188,787
Receivable for futures variation margin—Note 4		295,301
		2,703,308,019
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		1,052,752
Payable for shares of Common Stock redeemed		5,867,424
Liability for securities on loan—Note 1(c)		157,111
Directors’ fees and expenses payable		32,102
		7,109,389
Net Assets ($)		2,696,198,630
Composition of Net Assets ($):
Paid-in capital		379,669,190
Total distributable earnings (loss)		2,316,529,440
Net Assets ($)		2,696,198,630
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		41,682,602
Net Asset Value Per Share ($)		64.68
See notes to financial statements.
16

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,329 foreign taxes withheld at source):
Unaffiliated issuers	15,211,806
Affiliated issuers	550,781
Affiliated income net of rebates from securities lending—Note 1(c)	20,414
Interest	172
Total Income	15,783,173
Expenses:
Management fee—Note 3(a)	3,186,968
Shareholder servicing costs—Note 3(b)	3,186,968
Directors’ fees—Notes 3(a) and 3(c)	114,600
Loan commitment fees—Note 2	24,800
Total Expenses	6,513,336
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(114,600)
Net Expenses	6,398,736
Net Investment Income	9,384,437
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	73,571,697
Affiliated issuers	151,711
Net realized gain (loss) on futures	(924,111)
Net Realized Gain (Loss)	72,799,297
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	61,226,660
Affiliated issuers	647,369
Net change in unrealized appreciation (depreciation) on futures	2,724,978
Net Change in Unrealized Appreciation (Depreciation)	64,599,007
Net Realized and Unrealized Gain (Loss) on Investments	137,398,304
Net Increase in Net Assets Resulting from Operations	146,782,741
See notes to financial statements.
17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	9,384,437	19,646,260
Net realized gain (loss) on investments	72,799,297	224,729,154
Net change in unrealized appreciation (depreciation) on investments	64,599,007	223,641,001
Net Increase (Decrease) in Net Assets Resulting from Operations	146,782,741	468,016,415
Distributions ($):
Distributions to shareholders	(243,234,916)	(230,555,049)
Capital Stock Transactions ($):
Net proceeds from shares sold	154,921,879	193,479,066
Distributions reinvested	233,845,094	222,935,464
Cost of shares redeemed	(216,419,485)	(445,304,309)
Increase (Decrease) in Net Assets from Capital Stock Transactions	172,347,488	(28,889,779)
Total Increase (Decrease) in Net Assets	75,895,313	208,571,587
Net Assets ($):
Beginning of Period	2,620,303,317	2,411,731,730
End of Period	2,696,198,630	2,620,303,317
Capital Share Transactions (Shares):
Shares sold	2,491,385	3,242,313
Shares issued for distributions reinvested	3,780,231	3,810,211
Shares redeemed	(3,448,191)	(7,408,981)
Net Increase (Decrease) in Shares Outstanding	2,823,425	(356,457)
See notes to financial statements.
18

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	67.43	61.50	48.09	49.07	65.31	51.48
Investment Operations:
Net investment income(a)	.23	.49	.55	.57	.56	.56
Net realized and unrealized gain (loss) on investments	3.36	11.42	16.61	3.59	(9.08)	19.58
Total from Investment Operations	3.59	11.91	17.16	4.16	(8.52)	20.14
Distributions:
Dividends from net investment income	(.50 )	(.56 )	(.59 )	(.62 )	(.58 )	(.75 )
Dividends from net realized gain on investments	(5.84)	(5.42)	(3.16)	(4.52)	(7.14)	(5.56)
Total Distributions	(6.34)	(5.98)	(3.75)	(5.14)	(7.72)	(6.31)
Net asset value, end of period	64.68	67.43	61.50	48.09	49.07	65.31
Total Return (%)	5.75 (b)	20.84	37.34	9.60	(15.03)	42.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51 (c)	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets(d)	.50 (c)	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets(d)	.74 (c)	.81	.98	1.19	1.03	.95
Portfolio Turnover Rate	3.51 (b)	2.80	2.42	1.98	1.89	3.31
Net Assets, end of period ($ x 1,000)	2,696,199	2,620,303	2,411,732	1,938,020	1,919,564	2,553,501

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon S&P 500 Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.
Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Act, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,673,322,044	—	—	2,673,322,044
Investment Companies	25,321,049	—	—	25,321,049
	2,698,643,093	—	—	2,698,643,093
Other Financial Instruments:
Futures††	2,799,864	—	—	2,799,864
	2,799,864	—	—	2,799,864

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $2,781 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	23,077,598
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(23,077,598)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 were as follows: ordinary income $24,462,557 and long-term capital gains $206,092,492. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2026, fees reimbursed by the Adviser amounted to $114,600.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), the fund pays the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, the fund was charged $3,186,968 pursuant to the Shareholder Services Plan.
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $535,376, Shareholder Services Plan fees of $535,376, which are offset against an expense reimbursement currently in effect in the amount of $18,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $89,519,984 and $135,806,450, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	2,799,864 (1)	Equity Risk	-
Gross fair value of derivative contracts	2,799,864		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(924,111)	(924,111)
Total	(924,111)	(924,111)
24

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	2,724,978	2,724,978
Total	2,724,978	2,724,978

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	31,478,695
At April 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,250,856,653, consisting of $2,277,316,771 gross unrealized appreciation and $26,460,118 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
26

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
27

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
28

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s shares with the performance of a group of retail no-load S&P 500 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P 500 index funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of retail no-load S&P 500 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review. It was noted that there were only five other funds in the Performance Group. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four-star overall rating and a four-star rating for each of the five- and ten-year periods from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by the one fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market
30

outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.
31

© 2026 BNY Mellon Securities Corporation
Code-0078NCSRSA0426

BNY Mellon Smallcap Stock Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
Investor	DISSX
I	DISIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Smallcap Stock Index Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1%
Automobiles & Components — 1.5%
Adient PLC(a)	39,183	824,802
Dana, Inc.	55,963	2,039,851
Dauch Corp.(a)	117,431	670,531
Dorman Products, Inc.(a)	13,816	1,554,438
Fox Factory Holding Corp.(a)	20,421	362,473
Gentherm, Inc.(a)	15,038	452,644
LCI Industries	12,022	1,433,263
Patrick Industries, Inc.	16,539	1,538,127
Phinia, Inc.	18,835	1,358,945
Standard Motor Products, Inc.	10,380	387,901
Versigent PLC(a)	35,210	1,231,294
Winnebago Industries, Inc.	14,174	462,214
XPEL, Inc.(a)	12,468	593,726
		12,910,209
Banks — 8.3%
Ameris Bancorp	32,001	2,728,085
Atlantic Union Bankshares Corp.	70,653	2,660,085
Axos Financial, Inc.(a)	28,245	2,723,948
Banc of California, Inc.	67,236	1,259,330
BancFirst Corp.	10,363	1,156,614
Bank of Hawaii Corp.	19,755	1,570,720
BankUnited, Inc.	36,946	1,717,250
Banner Corp.	17,101	1,144,228
Beacon Financial Corp.	41,583	1,186,363
Capitol Federal Financial, Inc.	58,796	451,553
Cathay General Bancorp	33,488	1,876,333
Central Pacific Financial Corp.	13,136	437,166
City Holding Co.	7,181	882,976
Community Financial System, Inc.	26,253	1,663,390
Customers Bancorp, Inc.(a)	15,846	1,208,574
CVB Financial Corp.	83,118	1,693,114
Dime Community Bancshares, Inc.	20,328	729,572
Eagle Bancorp, Inc.	13,609	351,793
FB Financial Corp.	20,266	1,095,783
First BanCorp.	77,533	1,882,501
First Bancorp/Southern Pines NC	20,759	1,198,625
First Commonwealth Financial Corp.	51,536	948,778
First Financial Bancorp	51,830	1,569,412
First Hawaiian, Inc.	61,095	1,666,672
First Interstate BancSystem, Inc., Cl. A	43,766	1,553,255
Fulton Financial Corp.	95,410	2,059,902
Hanmi Financial Corp.	14,614	437,105
Heritage Financial Corp.	20,683	569,196
Hilltop Holdings, Inc.	20,961	789,601
Hope Bancorp, Inc.	63,265	787,649
Independent Bank Corp.	24,706	1,926,821
Lakeland Financial Corp.	12,647	765,396
National Bank Holdings Corp., Cl. A	22,270	950,929
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Banks — 8.3% (continued)
NBT Bancorp, Inc.	26,071	1,139,042
Northwest Bancshares, Inc.	73,161	1,011,817
OFG Bancorp	21,756	999,906
Park National Corp.	7,993	1,376,315
Pathward Financial, Inc.	10,778	935,962
Preferred Bank	5,720	541,856
Provident Financial Services, Inc.	64,971	1,473,542
Renasant Corp.	47,161	1,881,252
S&T Bancorp, Inc.	18,811	830,129
Seacoast Banking Corp. of Florida	48,212	1,517,232
ServisFirst Bancshares, Inc.	24,989	1,989,624
Simmons First National Corp., Cl. A	72,141	1,533,718
Southside Bancshares, Inc.	13,778	455,087
Stellar Bancorp, Inc.	22,802	856,443
The Bancorp, Inc.(a)	21,032	1,258,345
Tompkins Financial Corp.	6,338	534,103
Triumph Financial, Inc.(a)	11,231	760,114
TrustCo Bank Corp. NY	9,067	431,589
Trustmark Corp.	29,314	1,300,662
United Community Banks, Inc.	60,099	2,003,100
WaFd, Inc.	37,657	1,333,058
Westamerica BanCorp	12,384	678,891
WSFS Financial Corp.	26,616	1,915,553
		70,400,059
Capital Goods — 11.9%
AAR Corp.(a)	19,454	2,147,138
Alamo Group, Inc.	5,355	928,771
Albany International Corp., Cl. A	14,458	839,142
American Woodmark Corp.(a)	7,417	323,975
Apogee Enterprises, Inc.	10,506	382,418
Arcosa, Inc.	24,441	3,091,053
Argan, Inc.	6,913	4,631,572
Armstrong World Industries, Inc.	21,492	3,662,022
Astec Industries, Inc.	11,391	740,643
Atmus Filtration Technologies, Inc.	40,619	2,575,245
AZZ, Inc.	14,878	2,128,149
Boise Cascade Co.	18,460	1,463,324
CSW Industrials, Inc.	8,208	2,390,170
DNOW, Inc.(a)	92,522	1,248,122
DXP Enterprises, Inc.(a)	6,295	1,074,871
Enerpac Tool Group Corp.	26,359	925,201
Enpro, Inc.	10,498	3,060,692
ESCO Technologies, Inc.	12,905	4,180,575
Everus Construction Group, Inc.(a)	25,419	3,747,523
Federal Signal Corp.	30,303	3,731,208
Franklin Electric Co., Inc.	19,076	1,911,224
Gates Industrial Corp. PLC(a)	126,506	3,239,819
Gibraltar Industries, Inc.(a)	14,875	580,571
Granite Construction, Inc.	21,676	2,971,129
Griffon Corp.	19,445	1,772,801
Hayward Holdings, Inc.(a)	100,068	1,502,021
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Capital Goods — 11.9% (continued)
Insteel Industries, Inc.	9,667	253,082
JBT Marel Corp.	25,899	3,058,672
Kadant, Inc.	5,869	1,720,380
Kennametal, Inc.	37,899	1,467,070
Lindsay Corp.	5,258	588,738
Masterbrand, Inc.(a)	63,950	574,271
Mercury Systems, Inc.(a)	26,319	2,076,832
Mueller Water Products, Inc., Cl. A	77,933	2,173,551
MYR Group, Inc.(a)	7,736	3,131,610
National Presto Industries, Inc.	2,600	363,584
Powell Industries, Inc.	14,159	3,925,866
Primoris Services Corp.	26,926	4,877,645
Proto Labs, Inc.(a)	11,783	763,656
Quanex Building Products Corp.	23,143	461,471
Resideo Technologies, Inc.(a)	68,640	2,839,637
Rush Enterprises, Inc., Cl. A	30,206	2,236,150
Standex International Corp.	6,022	1,644,006
Sunrun, Inc.(a)	115,370	1,468,660
Tennant Co.	8,942	742,544
The Greenbrier Companies, Inc.	15,320	752,518
Trinity Industries, Inc.	40,252	1,312,618
VSE Corp.	14,351	2,463,780
WillScot Holdings Corp.	90,662	2,052,588
Worthington Enterprises, Inc.	15,524	842,488
Zurn Elkay Water Solutions Corp.	73,978	3,843,897
		100,884,693
Commercial & Professional Services — 3.7%
ABM Industries, Inc.	29,065	1,185,852
Amentum Holdings, Inc.(a)	76,584	2,008,798
Brady Corp., Cl. A	21,746	1,779,258
Casella Waste Systems, Inc., Cl. A(a)	31,149	2,468,558
CoreCivic, Inc.(a)	49,516	1,013,097
CSG Systems International, Inc.	13,559	1,090,279
Deluxe Corp.	22,302	694,707
Enviri Corp.(a)	40,394	795,358
Healthcare Services Group, Inc.(a)	34,911	747,444
HNI Corp.	34,629	1,265,344
Insperity, Inc.	17,752	631,439
Interface, Inc.	28,995	808,381
Korn Ferry	26,000	1,727,440
Legalzoom.com, Inc.(a)	57,641	371,784
Liquidity Services, Inc.(a)	11,874	423,308
ManpowerGroup, Inc.	22,913	693,577
MillerKnoll, Inc.	34,375	552,750
OPENLANE, Inc.(a)	52,786	1,659,592
Paycom Software, Inc.	24,352	3,086,860
Pitney Bowes, Inc.	73,384	1,134,517
Robert Half, Inc.	49,528	1,317,940
The GEO Group, Inc.(a)	68,686	1,271,378
UniFirst Corp.	7,236	1,848,870
Upwork, Inc.(a)	64,923	671,953
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Commercial & Professional Services — 3.7% (continued)
Verra Mobility Corp.(a)	79,517	1,179,237
Vestis Corp.(a)	55,312	537,633
		30,965,354
Consumer Discretionary Distribution & Retail — 3.9%
Academy Sports & Outdoors, Inc.	33,230	1,822,333
Advance Auto Parts, Inc.	29,903	1,779,527
American Eagle Outfitters, Inc.	78,455	1,366,686
Asbury Automotive Group, Inc.(a)	9,673	1,970,293
Boot Barn Holdings, Inc.(a)	15,159	2,599,011
CarMax, Inc.(a)	70,663	2,777,762
Etsy, Inc.(a)	49,189	3,164,820
Group 1 Automotive, Inc.	5,879	2,098,039
Kohl’s Corp.	55,357	784,409
LKQ Corp.	127,558	4,028,282
MarineMax, Inc.(a)	9,315	267,713
Monro, Inc.	14,905	261,732
National Vision Holdings, Inc.(a)	39,523	917,724
Sally Beauty Holdings, Inc.(a)	48,051	681,363
Signet Jewelers Ltd.	20,274	1,804,994
Sonic Automotive, Inc., Cl. A	7,409	583,459
The Buckle, Inc.	14,934	830,480
Upbound Group, Inc.	25,833	510,460
Urban Outfitters, Inc.(a)	26,974	1,897,351
Victoria’s Secret & Co.(a)	40,001	2,073,252
Winmark Corp.	1,465	557,418
		32,777,108
Consumer Durables & Apparel — 3.6%
Acushnet Holdings Corp.	13,740	1,330,307
Callaway Golf Co.(a)	69,644	1,065,553
Carter’s, Inc.	18,146	655,433
Cavco Industries, Inc.(a)	3,868	1,961,076
Century Communities, Inc.	12,687	710,726
Champion Homes, Inc.(a)	27,559	2,100,822
Dream Finders Homes, Inc., Cl. A(a)	14,821	216,387
Ethan Allen Interiors, Inc.	11,842	252,708
G-III Apparel Group Ltd.	18,757	585,031
Green Brick Partners, Inc.(a)	15,197	1,024,886
Installed Building Products, Inc.	11,286	3,256,575
Kontoor Brands, Inc.	25,488	1,869,800
La-Z-Boy, Inc.	20,542	713,629
Leggett & Platt, Inc.	67,492	733,638
LGI Homes, Inc.(a)	10,179	498,466
M/I Homes, Inc.(a)	13,096	1,721,993
Meritage Homes Corp.	33,289	2,241,681
Mohawk Industries, Inc.(a)	25,879	2,731,787
Newell Brands, Inc.	208,903	852,324
Oxford Industries, Inc.	7,127	305,321
Sonos, Inc.(a)	60,229	893,196
Steven Madden Ltd.	36,121	1,356,705
Tri Pointe Homes, Inc.(a)	42,100	1,974,069
Under Armour, Inc., Cl. A(a)	94,752	595,990
6

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Consumer Durables & Apparel — 3.6% (continued)
Under Armour, Inc., Cl. C(a)	60,370	366,446
Wolverine World Wide, Inc.	40,808	694,552
		30,709,101
Consumer Services — 4.1%
ADT, Inc.	253,197	1,906,573
BJ’s Restaurants, Inc.(a)	10,574	406,042
Brinker International, Inc.(a)	21,703	3,304,065
Caesars Entertainment, Inc.(a)	101,715	2,827,677
Covista, Inc.(a)	17,197	1,981,438
Cracker Barrel Old Country Store, Inc.	11,034	345,585
Frontdoor, Inc.(a)	35,937	2,466,356
Golden Entertainment, Inc.	10,035	291,918
Laureate Education, Inc.(a)	66,830	2,011,249
Life Time Group Holdings, Inc.(a)	75,824	2,032,841
Marriott Vacations Worldwide Corp.	13,800	993,738
Matthews International Corp., Cl. A	15,700	448,078
Mister Car Wash, Inc.(a)	49,168	348,109
Monarch Casino & Resort, Inc.	6,094	723,297
OneSpaWorld Holdings Ltd.	50,807	1,252,901
Papa John’s International, Inc.	16,300	589,897
Penn Entertainment, Inc.(a)	63,001	1,099,997
Perdoceo Education Corp.	30,336	1,029,604
Pursuit Attractions and Hospitality, Inc.(a)	10,871	457,452
Red Rock Resorts, Inc., Cl. A	24,190	1,305,292
Sabre Corp.(a)	195,356	357,501
Shake Shack, Inc., Cl. A(a)	20,060	2,055,348
Six Flags Entertainment Corp.(a)	50,568	949,667
Strategic Education, Inc.	11,504	901,914
Stride, Inc.(a)	20,942	2,034,725
The Cheesecake Factory, Inc.	22,799	1,433,373
The Wendy’s Company	78,570	546,847
United Parks & Resorts, Inc.(a)	13,806	486,662
		34,588,146
Consumer Staples Distribution & Retail — .8%
Grocery Outlet Holding Corp.(a)	48,151	380,874
PriceSmart, Inc.	12,581	1,974,211
The Andersons, Inc.	16,882	1,325,912
The Chefs’ Warehouse, Inc.(a)	18,043	1,400,137
United Natural Foods, Inc.(a)	30,365	1,518,857
		6,599,991
Energy — 5.9%
Archrock, Inc.	87,394	3,386,518
Atlas Energy Solutions, Inc.	37,678	654,844
Bristow Group, Inc.	12,690	623,460
Cactus, Inc., Cl. A	34,306	1,911,530
California Resources Corp.	39,154	2,672,652
Comstock Resources, Inc.(a)	39,499	688,073
Core Laboratories, Inc.	22,958	336,335
Core Natural Resources, Inc.	25,534	2,291,421
Crescent Energy Co., Cl. A	121,097	1,628,755
CVR Energy, Inc.(a)	15,266	505,915
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Energy — 5.9% (continued)
Dorian LPG Ltd.	18,348	707,315
Helix Energy Solutions Group, Inc.(a)	67,603	699,691
Helmerich & Payne, Inc.	49,759	2,009,268
Innovex International, Inc.(a)	19,125	531,101
International Seaways, Inc.	20,154	1,671,774
Kinetik Holdings, Inc.	22,779	1,151,251
Kodiak Gas Services, Inc.	41,419	2,808,208
Liberty Energy, Inc.	80,757	2,728,779
Magnolia Oil & Gas Corp., Cl. A	90,140	2,725,834
Noble Corp. PLC	62,674	3,198,254
Northern Oil & Gas, Inc.	51,851	1,408,273
Oceaneering International, Inc.(a)	49,531	1,859,394
Par Pacific Holdings, Inc.(a)	25,062	1,645,822
Patterson-UTI Energy, Inc.	172,133	2,103,465
Peabody Energy Corp.	60,581	1,615,089
REX American Resources Corp.(a)	14,243	690,786
RPC, Inc.	43,408	342,055
SM Energy Co.	112,800	3,500,184
Talos Energy, Inc.(a)	63,126	1,004,966
Tidewater, Inc.(a)	22,970	2,051,910
World Kinect Corp.	27,896	752,355
		49,905,277
Equity Real Estate Investment Trusts — 5.8%
Acadia Realty Trust(b)	65,139	1,408,305
American Assets Trust, Inc.(b)	23,646	490,418
Apple Hospitality REIT, Inc.(b)	109,321	1,472,554
Broadstone Net Lease, Inc.(b)	94,294	1,867,021
Centerspace(b)	8,194	559,404
Curbline Properties Corp.(b)	48,308	1,333,301
DiamondRock Hospitality Co.(b)	102,044	1,040,849
Douglas Emmett, Inc.(b)	83,807	905,954
Easterly Government Properties, Inc.(b)	22,023	515,558
Essential Properties Realty Trust, Inc.(b)	104,591	3,287,295
Four Corners Property Trust, Inc.(b)	54,551	1,394,869
Getty Realty Corp.(b)	27,203	900,963
Global Net Lease, Inc.(b)	97,627	933,314
Highwoods Properties, Inc.(b)	54,783	1,331,775
Innovative Industrial Properties, Inc.(b)	13,878	752,881
JBG SMITH Properties(b)	29,317	439,755
LTC Properties, Inc.(b)	23,881	912,732
LXP Industrial Trust(b)	29,440	1,499,085
Medical Properties Trust, Inc.(b)	244,839	1,209,505
Millrose Properties, Inc.(b)	76,836	2,356,560
NexPoint Residential Trust, Inc.(b)	10,637	307,303
Outfront Media, Inc.(b)	72,505	2,236,779
Pebblebrook Hotel Trust(b)	57,022	801,159
Phillips Edison & Co., Inc.(b)	62,691	2,517,984
Ryman Hospitality Properties, Inc.(b)	31,397	3,299,511
Safehold, Inc.(b)	23,143	370,751
Saul Centers, Inc.(b)	6,233	214,602
SL Green Realty Corp.(b)	35,351	1,499,236
8

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 5.8% (continued)
Sunstone Hotel Investors, Inc.(b)	94,697	929,925
Tanger, Inc.(b)	57,364	2,127,057
Terreno Realty Corp.(b)	51,916	3,384,923
The Macerich Company(b)	127,633	2,773,465
Universal Health Realty Income Trust(b)	6,508	264,876
Urban Edge Properties(b)	62,505	1,370,110
Veris Residential, Inc.(b)	40,647	771,074
Whitestone REIT(b)	22,527	426,661
Xenia Hotels & Resorts, Inc.(b)	47,651	775,282
		48,682,796
Financial Services — 7.4%
Acadian Asset Management, Inc.	13,168	886,865
Adamas Trust, Inc.(b)	41,676	374,250
Apollo Commercial Real Estate Finance, Inc.(b)	65,270	714,054
Arbor Realty Trust, Inc.(b)	97,530	770,487
ARMOUR Residential REIT, Inc.(b)	56,015	982,503
Artisan Partners Asset Management, Inc., Cl. A	35,220	1,318,637
BGC Group, Inc., Cl. A	180,984	2,032,450
Blackstone Mortgage Trust, Inc., Cl. A(b)	79,044	1,501,046
Bread Financial Holdings, Inc.	21,977	1,863,210
Cohen & Steers, Inc.	13,757	966,979
Donnelley Financial Solutions, Inc.(a)	13,224	665,167
Ellington Financial, Inc.(b)	62,691	830,656
Enact Holdings, Inc.	14,257	609,202
Encore Capital Group, Inc.(a)	11,130	921,230
Enova International, Inc.(a)	12,316	2,086,454
EVERTEC, Inc.	31,687	935,717
EZCORP, Inc., Cl. A(a)	29,184	956,651
Franklin BSP Realty Trust, Inc.(b)	40,964	372,772
HA Sustainable Infrastructure Capital, Inc.	63,610	2,668,439
Jackson Financial, Inc., Cl. A	35,291	4,085,639
MarketAxess Holdings, Inc.	18,524	2,911,788
Merchants Bancorp	14,551	677,204
Moelis & Co., Cl. A	36,875	2,401,300
Navient Corp.	32,572	300,965
NCR Atleos Corp.(a)	36,829	1,634,471
NMI Holdings, Inc.(a)	37,823	1,464,128
Payoneer Global, Inc.(a)	143,187	713,071
PennyMac Mortgage Investment Trust(b)	42,981	523,509
Piper Sandler Companies	33,688	2,937,594
PJT Partners, Inc., Cl. A	12,113	1,850,140
PRA Group, Inc.(a)	19,442	423,641
PROG Holdings, Inc.	19,648	703,988
Radian Group, Inc.	67,519	2,419,206
Redwood Trust, Inc.(b)	62,321	346,505
Rithm Capital Corp.(b)	277,017	2,709,226
Sezzle, Inc.(a)	8,480	675,008
StepStone Group, Inc., Cl. A	36,744	1,943,758
StoneX Group, Inc.(a)	34,903	3,700,765
The Western Union Company	159,479	1,449,664
Two Harbors Investment Corp.(b)	51,952	601,085
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Financial Services — 7.4% (continued)
Victory Capital Holdings, Inc., Cl. A	23,654	1,857,075
Virtu Financial, Inc., Cl. A	39,774	1,975,177
Virtus Investment Partners, Inc.	3,190	464,304
Walker & Dunlop, Inc.	16,963	854,087
WisdomTree, Inc.	57,086	970,462
World Acceptance Corp.(a)	1,479	217,650
		62,268,179
Food, Beverage & Tobacco — 1.4%
Cal-Maine Foods, Inc.	22,314	1,723,980
Fresh Del Monte Produce, Inc.	16,320	683,645
Freshpet, Inc.(a)	24,456	1,647,845
J & J Snack Foods Corp.	7,589	669,805
John B. Sanfilippo & Son, Inc.	4,461	364,865
Lamb Weston Holdings, Inc.	69,209	3,014,052
National Beverage Corp.(a)	11,471	392,538
The Simply Good Foods Company(a)	42,835	572,704
The Vita Coco Company, Inc.(a)	21,730	1,433,963
Tootsie Roll Industries, Inc.	10,058	424,649
Universal Corp.	12,366	662,570
Vital Farms, Inc.(a)	19,088	260,551
		11,851,167
Health Care Equipment & Services — 5.7%
Acadia Healthcare Co., Inc.(a)	45,890	1,188,321
AdaptHealth Corp.(a)	53,480	701,123
Addus HomeCare Corp.(a)	9,044	876,273
AMN Healthcare Services, Inc.(a)	19,205	393,126
Artivion, Inc.(a)	20,760	743,831
Astrana Health, Inc.(a)	21,768	743,159
Avanos Medical, Inc.(a)	23,085	568,353
BrightSpring Health Services, Inc.(a)	65,968	3,164,485
Certara, Inc.(a)	59,651	365,661
Concentra Group Holdings Parent, Inc.	59,230	1,330,898
CONMED Corp.	15,318	561,558
CorVel Corp.(a)	15,565	894,365
Embecta Corp.	29,303	268,122
Enovis Corp.(a)	28,496	667,946
Glaukos Corp.(a)	28,622	4,112,123
HealthStream, Inc.	12,206	253,396
ICU Medical, Inc.(a)	12,288	1,464,730
Inspire Medical Systems, Inc.(a)	13,014	730,606
Integer Holdings Corp.(a)	17,582	1,556,183
Integra LifeSciences Holdings Corp.(a)	33,079	348,653
LeMaitre Vascular, Inc.	10,475	1,149,631
LifeStance Health Group, Inc.(a)	97,126	735,244
Merit Medical Systems, Inc.(a)	29,546	2,014,446
Molina Healthcare, Inc.(a)	25,664	4,994,728
National HealthCare Corp.	6,209	1,075,958
Neogen Corp.(a)	109,049	1,025,061
NeoGenomics, Inc.(a)	64,887	600,854
Omnicell, Inc.(a)	22,362	926,234
Pediatrix Medical Group, Inc.(a)	41,951	944,317
10

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 5.7% (continued)
Privia Health Group, Inc.(a)	57,463	1,427,955
Progyny, Inc.(a)	40,119	745,411
QuidelOrtho Corp.(a)	33,885	416,785
RadNet, Inc.(a)	34,712	1,962,963
Schrodinger, Inc.(a)	28,235	337,691
Select Medical Holdings Corp.	54,964	901,959
STAAR Surgical Co.(a)	24,774	653,043
Tandem Diabetes Care, Inc.(a)	33,617	656,372
Teleflex, Inc.	22,024	2,728,994
TransMedics Group, Inc.(a)	17,030	1,716,454
U.S. Physical Therapy, Inc.	7,546	537,426
UFP Technologies, Inc.(a)	3,841	736,051
Waystar Holding Corp.(a)	57,523	1,229,554
		48,450,043
Household & Personal Products — .6%
Central Garden & Pet Co.(a)	4,039	149,524
Central Garden & Pet Co., Cl. A(a)	25,563	857,894
Edgewell Personal Care Co.	23,697	534,367
Energizer Holdings, Inc.	30,233	591,962
Interparfums, Inc.	9,059	826,362
Reynolds Consumer Products, Inc.	27,077	567,805
WD-40 Co.	6,756	1,418,490
		4,946,404
Insurance — 2.1%
AMERISAFE, Inc.	9,262	280,639
Assured Guaranty Ltd.	21,589	1,768,139
Employers Holdings, Inc.	11,369	478,862
Genworth Financial, Inc.(a)	199,004	1,749,245
Goosehead Insurance, Inc., Cl. A(a)	12,226	547,603
HCI Group, Inc.	5,344	820,678
Horace Mann Educators Corp.	20,375	925,840
Kemper Corp.	29,033	978,122
Lincoln National Corp.	84,242	3,185,190
Mercury General Corp.	13,292	1,293,444
Palomar Holdings, Inc.(a)	13,207	1,589,859
ProAssurance Corp.(a)	25,597	632,246
Safety Insurance Group, Inc.	7,340	551,674
SiriusPoint Ltd.(a)	52,230	1,222,704
Stewart Information Services Corp.	14,953	1,046,560
Trupanion, Inc.(a)	16,932	406,199
United Fire Group, Inc.	10,921	440,335
		17,917,339
Materials — 4.7%
Alpha Metallurgical Resources, Inc.(a)	5,414	1,009,440
Balchem Corp.	16,139	2,608,385
Celanese Corp.	54,570	3,697,663
Century Aluminum Co.(a)	26,507	1,575,576
Eastman Chemical Co.	56,860	4,155,898
Element Solutions, Inc.	113,362	4,828,088
FMC Corp.	62,252	957,436
Hawkins, Inc.	10,416	1,744,159
11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Materials — 4.7% (continued)
HB Fuller Co.	27,066	1,638,034
Ingevity Corp.(a)	18,037	1,374,239
Innospec, Inc.	12,347	941,582
Kaiser Aluminum Corp.	8,050	1,371,962
Koppers Holdings, Inc.	9,583	391,274
Materion Corp.	10,319	1,896,735
Metallus, Inc.(a)	17,814	342,741
Minerals Technologies, Inc.	15,450	1,111,473
O-I Glass, Inc.(a)	76,629	698,090
Quaker Chemical Corp.	6,830	928,129
Sensient Technologies Corp.	21,144	2,402,804
Stepan Co.	10,647	532,670
Sylvamo Corp.	16,347	698,507
The Chemours Company	74,426	2,005,781
Warrior Met Coal, Inc.	26,198	2,353,890
Worthington Steel, Inc.	16,140	620,260
		39,884,816
Media & Entertainment — 2.7%
Cable One, Inc.(a)	2,331	213,263
Cargurus, Inc.(a)	40,483	1,476,010
Cinemark Holdings, Inc.	51,359	1,516,118
DoubleVerify Holdings, Inc.(a)	66,496	732,786
IAC, Inc.(a)	32,726	1,458,271
John Wiley & Sons, Inc., Cl. A	20,263	829,365
Madison Square Garden Sports Corp.(a)	8,959	3,068,099
Match Group, Inc.	117,643	4,402,201
QuinStreet, Inc.(a)	27,998	357,254
Scholastic Corp.	11,608	468,499
Shutterstock, Inc.	11,856	191,712
Sphere Entertainment Co.(a)	13,271	1,890,454
TripAdvisor, Inc.(a)	56,826	632,473
Versant Media Group, Inc.	72,447	2,911,645
Yelp, Inc.(a)	29,038	801,449
Ziff Davis, Inc.(a)	19,638	898,635
ZoomInfo Technologies, Inc.(a)	132,497	828,106
		22,676,340
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
ACADIA Pharmaceuticals, Inc.(a)	62,389	1,400,633
ADMA Biologics, Inc.(a)	117,953	1,209,018
Alkermes PLC(a)	82,285	2,773,827
Amneal Pharmaceuticals, Inc.(a)	84,373	1,085,880
Amphastar Pharmaceuticals, Inc.(a)	17,587	386,211
ANI Pharmaceuticals, Inc.(a)	8,937	710,045
Apellis Pharmaceuticals, Inc.(a)	51,072	2,091,398
Arcus Biosciences, Inc.(a)	41,953	1,069,801
Azenta, Inc.(a)	20,321	499,287
BioLife Solutions, Inc.(a)	19,222	405,200
Catalyst Pharmaceuticals, Inc.(a)	57,484	1,617,025
Collegium Pharmaceutical, Inc.(a)	15,687	529,123
Corcept Therapeutics, Inc.(a)	46,653	2,170,298
Cytek Biosciences, Inc.(a)	56,304	256,746
12

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
Fortrea Holdings, Inc.(a)	45,782	526,493
Harmony Biosciences Holdings, Inc.(a)	20,059	627,044
Indivior Pharmaceuticals, Inc.(a)	62,199	2,287,679
Innoviva, Inc.(a)	35,196	809,156
Krystal Biotech, Inc.(a)	12,861	3,372,926
Ligand Pharmaceuticals, Inc.(a)	9,808	2,250,446
Organon & Co.	129,401	1,714,563
Pacira BioSciences, Inc.(a)	20,671	526,904
Perrigo Co. PLC	68,936	816,202
Phibro Animal Health Corp., Cl. A	10,175	541,106
Prestige Consumer Healthcare, Inc.(a)	23,518	1,324,534
Protagonist Therapeutics, Inc.(a)	29,285	2,898,336
PTC Therapeutics, Inc.(a)	40,011	2,603,116
Sarepta Therapeutics, Inc.(a)	52,011	1,085,990
Supernus Pharmaceuticals, Inc.(a)	28,574	1,371,552
TG Therapeutics, Inc.(a)	67,756	2,288,798
Veracyte, Inc.(a)	39,393	1,296,818
Vericel Corp.(a)	25,208	875,474
Vir Biotechnology, Inc.(a)	56,597	578,138
Xencor, Inc.(a)	35,729	426,247
		44,426,014
Real Estate Management & Development — .5%
Cushman & Wakefield Ltd.(a)	116,167	1,630,985
eXp World Holdings, Inc.	44,271	275,365
Kennedy-Wilson Holdings, Inc.	59,358	647,002
Marcus & Millichap, Inc.	11,991	333,230
The St. Joe Company	19,856	1,282,102
		4,168,684
Semiconductors & Semiconductor Equipment — 4.9%
ACM Research, Inc., Cl. A(a)	26,662	1,378,159
Alpha & Omega Semiconductor Ltd.(a)	12,105	525,720
Axcelis Technologies, Inc.(a)	15,298	2,128,105
Cohu, Inc.(a)	23,324	1,104,391
Diodes, Inc.(a)	22,862	2,449,663
Enphase Energy, Inc.(a)	65,213	2,149,420
FormFactor, Inc.(a)	38,630	5,250,976
Ichor Holdings Ltd.(a)	17,054	1,125,052
Impinj, Inc.(a)	13,465	1,951,348
Kulicke & Soffa Industries, Inc.	26,077	2,229,583
MaxLinear, Inc.(a)	40,497	2,865,163
PDF Solutions, Inc.(a)	15,811	677,501
Penguin Solutions, Inc.(a)	23,609	717,950
Photronics, Inc.(a)	29,434	1,456,394
Power Integrations, Inc.	27,803	2,021,556
Qorvo, Inc.(a)	42,041	3,961,103
Semtech Corp.(a)	46,116	4,844,486
SolarEdge Technologies, Inc.(a)	29,732	1,274,314
Ultra Clean Holdings, Inc.(a)	22,618	1,767,597
Veeco Instruments, Inc.(a)	29,943	1,492,659
		41,371,140
13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Software & Services — 3.2%
A10 Networks, Inc.	35,861	956,771
ACI Worldwide, Inc.(a)	51,373	2,220,341
Adeia, Inc.	54,828	1,746,272
Agilysys, Inc.(a)	12,678	812,153
Alarm.com Holdings, Inc.(a)	24,857	1,103,899
BlackLine, Inc.(a)	24,901	778,156
Box, Inc., Cl. A(a)	71,357	1,726,839
Cleanspark, Inc.(a)	127,196	1,593,766
Clear Secure, Inc., Cl. A	44,184	2,358,984
DXC Technology Co.(a)	84,102	952,035
Everforth, Inc.(a)	21,475	453,123
Grid Dynamics Holdings, Inc.(a)	31,802	180,953
Life360, Inc.(a)	39,052	1,682,751
LiveRamp Holdings, Inc.(a)	31,748	927,994
MARA Holdings, Inc.(a)	188,463	2,259,671
N-able, Inc.(a)	36,327	188,174
NCR Voyix Corp.(a)	68,725	473,515
Progress Software Corp.(a)	21,181	589,891
Q2 Holdings, Inc.(a)	31,098	1,578,223
RingCentral, Inc., Cl. A	37,716	1,516,938
Sprinklr, Inc., Cl. A(a)	60,483	297,576
SPS Commerce, Inc.(a)	18,716	1,050,342
Teradata Corp.(a)	46,410	1,222,904
		26,671,271
Technology Hardware & Equipment — 5.8%
Arlo Technologies, Inc.(a)	52,512	737,794
Badger Meter, Inc.	14,686	1,775,684
Benchmark Electronics, Inc.	17,780	1,458,849
Calix, Inc.(a)	29,951	1,304,666
Corsair Gaming, Inc.(a)	22,609	153,515
CTS Corp.	14,475	826,522
Diebold Nixdorf, Inc.(a)	17,506	1,344,636
Digi International, Inc.(a)	18,822	1,054,785
ePlus, Inc.	12,946	1,096,397
Extreme Networks, Inc.(a)	67,456	1,490,103
Harmonic, Inc.(a)	56,699	648,070
Insight Enterprises, Inc.(a)	15,415	1,123,753
Itron, Inc.(a)	22,824	1,912,651
Knowles Corp.(a)	42,145	1,314,502
Mirion Technologies, Inc.(a)	121,925	2,408,019
Napco Security Technologies, Inc.	17,805	832,384
NetScout Systems, Inc.(a)	34,445	1,160,796
OSI Systems, Inc.(a)	7,717	2,214,162
PC Connection, Inc.	5,802	369,819
Plexus Corp.(a)	13,348	3,344,742
Ralliant Corp.	56,216	2,554,455
Rogers Corp.(a)	8,335	1,131,476
Sanmina Corp.(a)	27,212	5,927,318
ScanSource, Inc.(a)	9,923	408,034
Viasat, Inc.(a)	67,690	4,461,448
14

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Technology Hardware & Equipment — 5.8% (continued)
Viavi Solutions, Inc.(a)	115,310	6,042,244
Vishay Intertechnology, Inc.	61,377	1,778,092
		48,874,916
Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.	23,869	540,633
Gogo, Inc.(a)	40,191	167,998
Iridium Communications, Inc.	52,231	2,040,665
Lumen Technologies, Inc.(a)	470,228	4,156,815
Shenandoah Telecommunications Co.	22,338	351,377
Telephone and Data Systems, Inc.	48,977	2,206,904
Uniti Group, Inc.(a)	89,329	1,056,762
		10,521,154
Transportation — 1.9%
Allegiant Travel Co.(a)	6,674	504,821
ArcBest Corp.	11,091	1,414,879
Forward Air Corp.(a)	10,734	226,058
Heartland Express, Inc.	23,593	315,674
Hertz Global Holdings, Inc.(a)	61,363	390,269
Hub Group, Inc., Cl. A	30,291	1,327,655
JetBlue Airways Corp.(a)	147,094	684,723
Lyft, Inc., Cl. A(a)	198,392	2,807,247
Marten Transport Ltd.	29,244	440,999
Matson, Inc.	15,538	2,710,293
RXO, Inc.(a)	81,778	1,633,107
Schneider National, Inc., Cl. B	24,856	772,773
SkyWest, Inc.(a)	19,985	1,641,168
Sun Country Airlines Holdings, Inc.(a)	26,996	426,537
Werner Enterprises, Inc.	29,579	1,090,578
		16,386,781
Utilities — 2.2%
American States Water Co.	19,293	1,452,570
Avista Corp.	40,716	1,673,428
California Water Service Group	29,696	1,254,359
Chesapeake Utilities Corp.	11,745	1,481,279
Clearway Energy, Inc., Cl. A	17,249	697,377
Clearway Energy, Inc., Cl. C	42,271	1,706,058
H2O America	18,676	1,049,404
Hawaiian Electric Industries, Inc.(a)	85,630	1,290,444
MDU Resources Group, Inc.	101,852	2,294,726
MGE Energy, Inc.	18,210	1,460,806
Middlesex Water Co.	9,228	469,521
Northwest Natural Holding Co.	20,750	1,099,750
Otter Tail Corp.	20,883	1,863,599
Unitil Corp.	9,064	475,497
		18,268,818
Total Equity Securities - Common Stocks (cost $556,684,467)		837,105,800
Exchange-Traded Funds — .2%
Registered Investment Companies — .2%
iShares Core S&P Small-Cap ETF (cost $1,805,304)	14,422	1,977,256

15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Pharmaceuticals, Biotechnology & Life Sciences — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0

	1-Day Yield (%)	Shares
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $7,634,620)	3.70	7,634,620	7,634,620
Total Investments (cost $566,158,283)		100.2%	846,717,676
Liabilities, Less Cash and Receivables		(.2%)	(1,746,194)
Net Assets		100.0%	844,971,482

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	3,302,173	43,570,212	(39,237,765)	7,634,620	54,798
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	23,947,963	(23,947,963)	-	17,175††
Total - .9%	3,302,173	67,518,175	(63,185,728)	7,634,620	71,973

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	59	6/18/2026	7,604,635	8,283,010	678,375
Gross Unrealized Appreciation					678,375
See notes to financial statements.
16

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	558,523,663	839,083,056
Affiliated issuers	7,634,620	7,634,620
Cash collateral held by broker—Note 4		731,000
Receivable for investment securities sold		405,559
Dividends receivable		225,707
Receivable for shares of Common Stock subscribed		201,131
Receivable for futures variation margin—Note 4		192,153
		848,473,226
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		308,501
Cash overdraft due to Custodian		27,596
Payable for shares of Common Stock redeemed		2,392,758
Payable for investment securities purchased		734,904
Directors’ fees and expenses payable		37,985
		3,501,744
Net Assets ($)		844,971,482
Composition of Net Assets ($):
Paid-in capital		480,521,383
Total distributable earnings (loss)		364,450,099
Net Assets ($)		844,971,482

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	743,552,826	101,418,656
Shares Outstanding	29,389,902	4,030,310
Net Asset Value Per Share ($)	25.30	25.16
See notes to financial statements.
17

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,102 foreign taxes withheld at source):
Unaffiliated issuers	6,801,147
Affiliated issuers	54,798
Affiliated income net of rebates from securities lending—Note 1(c)	17,175
Interest	9,070
Total Income	6,882,190
Expenses:
Management fee—Note 3(a)	1,020,100
Shareholder servicing costs—Note 3(b)	888,992
Directors’ fees—Notes 3(a) and 3(c)	60,300
Loan commitment fees—Note 2	7,929
Interest expense—Note 2	3,823
Total Expenses	1,981,144
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(60,300)
Net Expenses	1,920,844
Net Investment Income	4,961,346
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	90,860,681
Net realized gain (loss) on futures	87,086
Net Realized Gain (Loss)	90,947,767
Net change in unrealized appreciation (depreciation) on investments	33,745,103
Net change in unrealized appreciation (depreciation) on futures	555,959
Net Change in Unrealized Appreciation (Depreciation)	34,301,062
Net Realized and Unrealized Gain (Loss) on Investments	125,248,829
Net Increase in Net Assets Resulting from Operations	130,210,175
See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	4,961,346	10,449,752
Net realized gain (loss) on investments	90,947,767	123,649,273
Net change in unrealized appreciation (depreciation) on investments	34,301,062	(95,428,524)
Net Increase (Decrease) in Net Assets Resulting from Operations	130,210,175	38,670,501
Distributions ($):
Distributions to shareholders:
Investor Shares	(95,821,135)	(119,906,826)
Class I	(15,850,422)	(34,421,810)
Total Distributions	(111,671,557)	(154,328,636)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	21,799,688	49,372,962
Class I	9,623,781	34,451,872
Distributions reinvested:
Investor Shares	94,748,684	118,649,562
Class I	14,469,265	32,128,411
Cost of shares redeemed:
Investor Shares	(114,184,676)	(230,520,837)
Class I	(43,759,948)	(157,993,708)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(17,303,206)	(153,911,738)
Total Increase (Decrease) in Net Assets	1,235,412	(269,569,873)
Net Assets ($):
Beginning of Period	843,736,070	1,113,305,943
End of Period	844,971,482	843,736,070
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	911,322	2,059,020
Shares issued for distributions reinvested	4,188,713	4,886,721
Shares redeemed	(4,780,407)	(9,517,855)
Net Increase (Decrease) in Shares Outstanding	319,628	(2,572,114)
Class I(a)
Shares sold	404,516	1,423,564
Shares issued for distributions reinvested	643,651	1,330,369
Shares redeemed	(1,865,940)	(6,781,687)
Net Increase (Decrease) in Shares Outstanding	(817,773)	(4,027,754)

(a)	During the period ended October 31, 2025, 3,455 Investor shares representing $84,881 were exchanged for 3,472 Class I shares.
See notes to financial statements.
19

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	24.89	27.49	23.24	28.82	36.44	24.77
Investment Operations:
Net investment income(a)	.14	.26	.33	.34	.30	.27
Net realized and unrealized gain (loss) on investments	3.69	1.02	6.37	(2.52)	(4.32)	13.63
Total from Investment Operations	3.83	1.28	6.70	(2.18)	(4.02)	13.90
Distributions:
Dividends from net investment income	(.29 )	(.37 )	(.37 )	(.34 )	(.30 )	(.27 )
Dividends from net realized gain on investments	(3.13)	(3.51)	(2.08)	(3.06)	(3.30)	(1.96)
Total Distributions	(3.42)	(3.88)	(2.45)	(3.40)	(3.60)	(2.23)
Net asset value, end of period	25.30	24.89	27.49	23.24	28.82	36.44
Total Return (%)	17.01 (b)	5.03	29.52	(8.13)	(12.29)	58.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.52 (d)	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets(c),(e)	.50 (d)	.50	.51	.50	.50	.50
Ratio of net investment income to average net assets(c),(e)	1.18 (d)	1.06	1.27	1.30	.99	.79
Portfolio Turnover Rate	28.66 (b)	47.87	40.52	37.96	25.75	26.70
Net Assets, end of period ($ x 1,000)	743,553	723,472	869,834	848,876	1,110,002	1,519,919

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
20

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	24.81	27.43	23.20	28.80	36.43	24.76
Investment Operations:
Net investment income(a)	.17	.32	.40	.40	.38	.35
Net realized and unrealized gain (loss) on investments	3.67	1.03	6.35	(2.51)	(4.32)	13.62
Total from Investment Operations	3.84	1.35	6.75	(2.11)	(3.94)	13.97
Distributions:
Dividends from net investment income	(.36 )	(.46 )	(.44 )	(.43 )	(.39 )	(.34 )
Dividends from net realized gain on investments	(3.13)	(3.51)	(2.08)	(3.06)	(3.30)	(1.96)
Total Distributions	(3.49)	(3.97)	(2.52)	(3.49)	(3.69)	(2.30)
Net asset value, end of period	25.16	24.81	27.43	23.20	28.80	36.43
Total Return (%)	17.13 (b)	5.30	29.83	(7.90)	(12.08)	58.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.27 (d)	.26	.26	.26	.26	.26
Ratio of net expenses to average net assets(c),(e)	.25 (d)	.25	.26	.25	.25	.25
Ratio of net investment income to average net assets(c),(e)	1.43 (d)	1.31	1.52	1.55	1.24	1.03
Portfolio Turnover Rate	28.66 (b)	47.87	40.52	37.96	25.75	26.70
Net Assets, end of period ($ x 1,000)	101,419	120,264	243,472	223,096	297,615	413,833

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
21

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear shareholder services plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no shareholder services plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	836,813,882	291,918††	—	837,105,800
Exchange-Traded Funds	1,977,256	—	—	1,977,256
Rights	—	0	—	0
Investment Companies	7,634,620	—	—	7,634,620
	846,425,758	291,918	—	846,717,676
Other Financial Instruments:
Futures†††	678,375	—	—	678,375
	678,375	—	—	678,375

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $2,336 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
24

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 were as follows: ordinary income $15,612,057 and long-term capital gains $138,716,579. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2026, the fund was charged $3,823 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2026 was approximately $165,746 with a related weighted average annualized interest rate of 4.65%. As of April 30, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2026, fees reimbursed by the Adviser amounted to $60,300.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Investor shares were charged $888,992 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $168,900, Shareholder Services Plan fees of $148,601, which are offset against an expense reimbursement currently in effect in the amount of $9,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $235,059,998 and $360,114,152, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	678,375 (1)	Equity Risk	-
Gross fair value of derivative contracts	678,375		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	87,086	87,086
Total	87,086	87,086
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	555,959	555,959
Total	555,959	555,959

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	4,760,431
At April 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $281,237,768, consisting of $352,649,119 gross unrealized appreciation and $71,411,351 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
28

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was slightly below the Performance Group median for all periods under review, and was below the Performance Universe median for all periods, except for the ten-year period when the fund’s total return performance was slightly above the Performance Universe median. It was noted that there were only three other funds in the Performance Group and that the Performance Universe was not limited to index funds. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the
32

investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.
33

© 2026 BNY Mellon Securities Corporation
Code-0077NCSRSA0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)